OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  January 31, 2017
                                                 Estimated average burden
                                                 hours per response.....20.6




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2014 through January 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Solutions - Conservative Fund
                        Pioneer Solutions - Balanced Fund
                        Pioneer Solutions - Growth Fund

                        (Formerly Pioneer Ibbotson Asset Allocation Series)

--------------------------------------------------------------------------------
                        Semiannual Report | January 31, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                                  Conservative   Balanced   Growth
                        Class        Fund          Fund      Fund
                        -----        ----          ----      ----
                          A          PIAVX         PIALX     GRAAX
                          C          PICVX         PIDCX     GRACX
                          Y          IBBCX         IMOYX     IBGYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents


President's Letter                                                            2

Portfolio Management Discussion                                               4

Fund Reviews                                                                 10

Comparing Ongoing Fund Expenses                                              12

Prices and Distributions                                                     18

Portfolio Summary & Performance Update                                       21

Schedule of Investments                                                      33

Financial Statements                                                         39

Notes to Financial Statements                                                56

Approval of Investment Advisory Agreement                                    80

Trustees, Officers and Service Providers                                     95

                         Pioneer Solutions Funds | Semiannual Report | 1/31/15 1

President's Letter

Dear Shareowner,

Today's market environment presents numerous opportunities as well as challenges for investors. A disparate global economic landscape has formed, with the U.S. facing prospects for continued growth, while questions abound regarding the outlook for other regions. Employment, household income, and corporate profits have been rising in the U.S. and inflation pressures remain low. However, many countries across Europe as well as Japan face muted growth. In addition, a variety of factors have clouded the outlook for countries such as Russia and Brazil and China's investment-driven economy continues to slow.

Monetary policies of major central banks are diverging, reflecting different economic conditions. With the U.S. economy no longer in need of extraordinary stimulus, the Federal Reserve Board may be closer to raising short-term interest rates. Conversely, the European Central Bank and the Bank of Japan are likely to be adding, not removing, stimulus.

While we anticipate continued growth for the U.S., the outlook is far from certain, nor is the outlook for other regions necessarily dire. It remains to be seen how weakness outside the U.S. will affect global growth and whether easing monetary policies in other regions will spur an economic recovery.

While these economic conditions may lead to increasing volatility in 2015, we believe the opportunity for investors to earn attractive returns will persist. However, in an environment where interest rates remain low and equity valuations have been buoyed by an extended bull market, we believe it is imperative investors adhere to a disciplined investment approach that is consistent with one's goals and objectives, being mindful of the tradeoff between risk and return.

Since 1928 Pioneer's investment professionals have been focused on identifying and capitalizing on investment opportunities that present themselves in a variety of ever changing market conditions, including those we face today. We seek returns consistent with our strategies' stated style and

2 Pioneer Solutions Funds| Semiannual Report | 1/31/15 objectives and consistent with our shareholders' expectations, regardless of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources and a commitment to prudent risk management that seeks to mitigate downside and preserve returns over time.

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when deploying strategies on behalf of our shareowners.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/15 3

Portfolio Management Discussion | 1/31/15

Effective November 14, 2014, the Pioneer Ibbotson Aggressive Allocation Fund merged into Pioneer Ibbotson Growth Allocation Fund. The Fund was then renamed Pioneer Solutions - Growth Fund. Also on November 14, 2014, Pioneer Ibbotson Conservative Allocation Fund was renamed Pioneer Solutions - Conservative Fund, and Pioneer Ibbotson Moderate Allocation Fund was renamed Pioneer Solutions - Balanced Fund, and investment adviser duties for all three funds were transitioned from Ibbotson Associates to Pioneer Investments.

In the following interview, portfolio managers John O'Toole and Paul Weber discuss the market environment and investment strategies that applied to the Pioneer Solutions Funds for the six-month period ended January 31, 2015. Working out of Pioneer's Dublin, Ireland office, Mr. O'Toole, Head of Multi-Asset Portfolio Management at Pioneer, Mr. Weber, Head of Fund Research & Manager Selection at Pioneer, and Salvatore Buono, Head of Strategy Alignment and Structured Products at Pioneer, are responsible for the day-to-day management of the portfolios.

Q Can you review your overall approach with respect to management of the Funds' portfolios in the wake of the transition from the previous management team?

A As under the previous managers, the assets of each Fund are allocated within broad strategic guidelines designed to address a particular investor risk profile. In seeking to gain the desired exposures in the portfolios to U.S. equities, international equities, bonds and cash, we utilize a broad selection of mutual funds. Under the new investment approach, we typically incorporate into the portfolios a substantial representation of carefully selected mutual funds managed by Pioneer and by other third-party managers. In addition, derivative positions are now used to help manage exposures and the overall risk/reward profiles of each Fund. Importantly, each Fund is now managed with an eye toward the allocation of a "risk budget," rather than according to a straightforward asset allocation approach. This change reflects the fact that the majority of the risk embedded in an equally weighted bond and equity portfolio is normally concentrated within the equity component of the portfolio.

4 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Q How would you characterize the economic and market backdrop during the six-month period ended January 31, 2015?

A As the period opened in August 2014, financial markets were unsettled by a range of geopolitical and macroeconomic concerns. On the geopolitical front, the rise of ISIS carried the potential to disrupt stability in the Middle East and the global energy supply even as tensions deepened between the U.S., Europe and Russia over the latter nation's incursion into the Ukraine; in addition, the Israeli-Palestinian conflict briefly escalated. On the economic front, concerns over global growth transformed into fears of outright deflation in Europe and Japan. At the same time, markets watched closely to gauge the impact of China's efforts to reform its economy in the direction of a more sustainable growth model. The United States stood out as the primary engine of growth globally, as economic activity rebounded over the second half of 2014 after an exceptionally harsh winter likely caused a temporary slowdown earlier in the year. U.S. inflation remained subdued and, with employment conditions improving but still weak by many measures, the U.S. Federal Reserve (the Fed) signaled that there was no urgency on its part with respect to hiking short-term interest rates.

    As the six-month period progressed, market conditions were increasingly dominated by a collapse in oil prices, which was caused by many factors, including the outlook for both weakened global demand and continued strong supply. Lower oil prices were a positive for consumers in many countries, including the U.S., but for those emerging markets nations whose economies are highly dependent on oil revenues, the drop in prices created a strain on finances. For example, Russia's economy, already laboring under the weight of economic sanctions imposed by the West in response to events in the Ukraine, felt the pressure of lower oil prices as the ruble plummeted in relation to other leading currencies; this situation contributed to the already heightened geopolitical uncertainty. Against that backdrop, U.S. dollar-denominated assets were favored by investors, and that helped to drive further declines in U.S. interest rates.

    For the six-month period, global equities, as measured by the MSCI World ND Index, returned -1.39%, underperforming the U.S. equity market, as measured by the S&P 500 Index, which returned 4.36%. Emerging markets equities lagged equities in developed markets, as the MSCI Emerging Markets ND Index finished the period decidedly negative, returning -9.05%. Within the U.S. market, growth stocks notably outperformed their value counterparts.

    Domestic bonds returned 4.36% for the six-month period, as measured by the Barclays Aggregate Bond Index, a common measure of the U.S. bond market.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/15 5

Q What were the considerations and tactical shifts that you applied in allocating the Funds' assets during the six-month period ended January 31, 2015?

A The six-month period was a transitional one for the Funds as we implemented a number of new positions. In particular, on the fixed-income side of the Funds' portfolios, we sought to add duration and corresponding exposure to interest-rate changes, while dialing back credit sensitivity to some degree. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed income investment to a change in interest rates, expressed as a number of years.) We did this by adding positions in a number of bond funds that actively manage interest-rate exposure, while trimming the portfolios' exposure to lower-rated, high-yield bond funds. The rationale for the shift is that we expect any increase in interest-rate levels over the near term to be modest, in view of the continued efforts of global central banks to support their national and, in the case of the European Central Bank, regional economies. In addition, the immediate prospects appear limited for any sharp upturn in global economic growth that would lead to a spike in longer-term rates. As a result, we view the incremental income available from longer-term bonds as favorable in relation to the associated interest-rate risk.

    Overall, we assumed a more constructive stance towards equities in the Funds' portfolios during the period. The Funds' relative exposure to U.S. equities was modestly increased, and we trimmed holdings of domestic funds focused on small- and mid-cap stocks in favor of large-cap equity fund exposure. In addition, the Funds' exposure to European equities was increased during the period, as we view the region as favorably valued and positioned to benefit from central-bank stimulus and, longer-term, from economic reform efforts.

Q The Funds now have the ability to invest in derivatives. Did you use derivatives as part of your investment strategy during the six-month period ended January 31, 2015, and did those positions have a material effect on performance?

A We did use derivatives in order to give the portfolios some exposure to the broad Japanese stock market. Japan's central bank has been putting forth extraordinary efforts to stimulate the country's economy, and the country has been a particular beneficiary of the drop in oil prices. In addition, we believe the announced plans to structurally reform the economy, while somewhat halting to date in terms of execution, hold promise for Japan's economy and markets. The positions had a negligible effect on the Fund's performance during the timeframe covered by this report.

6 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Q What factors are you watching most closely as you determine the strategy for the Funds going forward?

A We would not find it surprising to see continued high levels of financial market volatility going forward. Geopolitical risks remain heightened, major central banks are pursuing conflicting policies, and reform efforts hang in the balance in a number of key economies. We anticipate that valuation opportunities will be presented as markets react to headlines and speculation with respect to all of these factors. In addition, given the slackened conditions in most major economies, we have positioned the Funds to take advantage of what should be relatively stable interest-rate levels over the near term. This includes both our willingness to assume interest-rate risk on the bond side of the Funds' portfolios as well as an overall positive view on equities relative to bonds.

    With respect to emerging markets, given the divergence in conditions across those economies, we are looking to reduce the Funds' overall exposure in favor of a more targeted approach. In particular, we see India and China as having the most favorable conditions among emerging markets economies. Both countries are enormous importers of oil and are undergoing government-reform efforts.

    We will continue to closely monitor the economic backdrop as we manage the Funds' portfolios within their strategic asset allocation and risk guidelines.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/15 7

Please refer to the Schedule of Investments on pages 31-36 for a full listing of fund securities.

Each portfolio in Pioneer Solutions Funds is a "fund-of-funds" which seeks to achieve its investment objectives by primarily investing in mainly funds managed by Pioneer or one of its affiliates, rather than direct position in securities. A Solutions Fund's performance depends on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Fund's operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Fund's investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Fund may invest in commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

The Fund may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Derivatives may have a leveraging effect on the Fund.

8 Pioneer Solutions Funds| Semiannual Report | 1/31/15

The Fund may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

The Fund and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund's investments decline in value.

The Fund and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the fund for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the fund holds cash un-invested, the fund will not earn income on the cash and the fund's yield will go down.

These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Fund will be successful. Please see the prospectus for a more complete discussion of the Fund's risks.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 9 for information on specific weightings and performance for each of the funds.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                         Pioneer Solutions Funds | Semiannual Report | 1/31/15 9

Fund Reviews | 1/31/15

Portfolio Reviews

Pioneer Solutions - Conservative Fund

During the six-month period ended January 31, 2015, Pioneer Solutions - Conservative Fund's Class A shares returned 0.53% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 4.36%*, the Barclays Aggregate Bond Index returned 4.36%, and the Morgan Stanley Capital International (MSCI) World ND Index(1) returned -1.39%. During the same period, the average return of the 374 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 0.85%, and the average return of the 756 mutual funds in Morningstar's Conservative Allocation Funds category was 0.37%. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 22.2% of assets, followed by Pioneer Short Term Income Fund, at 12.5%, and Pioneer Strategic Income Fund, at 9.9%. The largest equity positions were in Pioneer International Value Fund and Pioneer Global Equity Fund, at 4.8% and 3.9% of assets, respectively.

Pioneer Solutions - Balanced Fund

During the six-month period ended January 31, 2015, Pioneer Solutions - Balanced Fund's Class A shares returned -0.31% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 4.36%*, the Barclays Aggregate Bond Index returned 4.36%, and the Morgan Stanley Capital International (MSCI) World ND Index1 returned -1.39%. During the same period, the average return of the 555 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 0.73%, and the average return of the 897 mutual funds in Morningstar's Moderate Allocation Funds category was 1.28%. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 11.2% of assets, followed by Pioneer Short Term Income Fund, at 10.0%. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 12.0% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 7.6% of assets.

10 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Growth Fund

During the six-month period ended January 31, 2015, Pioneer Solutions - Growth Fund's Class A shares returned -0.24% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 4.36%*, the Barclays Aggregate Bond Index returned 4.36%, and the Morgan Stanley Capital International (MSCI) World ND Index(1) returned -1.39%. During the same period, the average return of the 577 mutual funds in Lipper's Mixed-Asset Target Allocation Growth Funds category was 1.30%, and the average return of the 435 mutual funds in Morningstar's Aggressive Allocation Funds category was 0.69%. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 15.2% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 10.3% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 8.2% of assets.

(1) The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

* The S&P 500 Index was the equity benchmark for the Pioneer Ibbotson Allocation Series. The MSCI World ND Index replaced the S&P 500 Index as the equity benchmark for the Pioneer Solutions Funds after the transition from Ibbotson Associates to Pioneer took place in November 2014. For comparison purposes, Pioneer will continue to report returns for the S&P 500 Index in this semiannual report dated January 31, 2015, and in the Funds' annual report to be dated July 31, 2015.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 11

Comparing Ongoing Fund Expenses
Pioneer Solutions - Conservative Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on actual returns from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                          A                 C                   Y
--------------------------------------------------------------------------------
Beginning Account                $1,000.00         $1,000.00           $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value             $1,005.30         $1,000.90           $1,005.30
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                    $    6.98         $   10.69           $    6.82
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.12% and 1.35% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                        A                  C                    Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00          $1,000.00            $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value           $1,018.25          $1,014.52            $1,018.40
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                  $    7.02          $   10.76            $    6.87
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.12% and 1.35% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 13

Comparing Ongoing Fund Expenses
Pioneer Solutions - Balanced Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A                   C                    Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00           $1,000.00            $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value          $  996.90           $  993.50            $  998.60
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    6.95           $   10.40            $    5.19
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.07% and 1.03% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                        A                   C                   Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00           $1,000.00           $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value           $1,018.25           $1,014.77           $1,020.01
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                  $    7.02           $   10.51           $    5.24
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.38%, 2.07% and 1.03% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 15

Comparing Ongoing Fund Expenses
Pioneer Solutions - Growth Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on actual returns from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                        A                   C                   Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00           $1,000.00           $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value           $  997.60           $  994.90           $  999.20
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                  $    7.20           $   10.56           $    5.59
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.43%, 2.10% and 1.11% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

16 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2014 through January 31, 2015.

--------------------------------------------------------------------------------
Share Class                        A                   C                   Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00           $1,000.00           $1,000.00
Value on 8/1/14
--------------------------------------------------------------------------------
Ending Account Value           $1,018.00           $1,014.62           $1,019.61
(after expenses)
on 1/31/15
--------------------------------------------------------------------------------
Expenses Paid                  $    7.27           $   10.66           $    5.65
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.43%, 2.10% and 1.11% for Class A, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 17

Prices and Distributions | 1/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
         Class                      1/31/15                   7/31/14
--------------------------------------------------------------------------------
           A                        $11.61                    $11.86
--------------------------------------------------------------------------------
           C                        $11.29                    $11.51
--------------------------------------------------------------------------------
           Y                        $11.04                    $11.32
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
         Class                      1/31/15                   7/31/14
--------------------------------------------------------------------------------
           A                        $12.33                    $12.73
--------------------------------------------------------------------------------
           C                        $11.46                    $11.82
--------------------------------------------------------------------------------
           Y                        $12.47                    $12.88
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
         Class                      1/31/15                   7/31/14
--------------------------------------------------------------------------------
           A                        $13.14                    $13.60
--------------------------------------------------------------------------------
           C                        $12.47                    $12.82
--------------------------------------------------------------------------------
           Y                        $13.39                    $13.88
--------------------------------------------------------------------------------

18 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Distributions per Share: 8/1/14-1/31/15
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.3132            $   --               $   --
--------------------------------------------------------------------------------
          C            $0.2301            $   --               $   --
--------------------------------------------------------------------------------
          Y            $0.3396            $   --               $   --
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.3644            $   --               $   --
--------------------------------------------------------------------------------
          C            $0.2859            $   --               $   --
--------------------------------------------------------------------------------
          Y            $0.3961            $   --               $   --
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income         Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A            $0.4341            $   --               $   --
--------------------------------------------------------------------------------
          C            $0.2894            $   --               $   --
--------------------------------------------------------------------------------
          Y            $0.4863            $   --               $   --
--------------------------------------------------------------------------------

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 19

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-24, 26-28 and 30-32.

20 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Portfolio Summary | 1/31/15
Pioneer Solutions - Conservative Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               76.2%
U.S. Equity                                                                13.5%
International Equity                                                       10.3%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         6.26%
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.11
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.17
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         1.98
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                   5.10%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         4.14
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                     1.06
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 23.69%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    13.40
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     10.59
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     5.36
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Series IS                                                                5.16
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  5.16
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        4.18
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            3.08
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
  Core Fund Class Y                                                        2.39
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
  Class Y                                                                  2.12
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class Y                                         1.05
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 21

Performance Update | 1/31/15                                      Class A Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Conservative Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
                     Net       Public      Barclays     Standard      MSCI
                     Asset     Offering    Aggregate    & Poor's      World
                     Value     Price       Bond         500           ND
Period               (NAV)     (POP)       Index        Index         Index
--------------------------------------------------------------------------------
Life-of-Class
5/12/05              4.70%      4.07%      4.96%         7.98%         6.35%
5 Years              6.15       4.92       4.57         15.58         10.73
1 Year               4.41      -1.62       6.61         14.20          7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
                   Gross               Net
--------------------------------------------------------------------------------
                   1.46%               1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Conservative Fund       Bond Index             500 Index             ND Index
5/31/2005     $ 9,425                 $10,000                $10,000               $10,000
1/31/2006     $ 9,900                 $10,080                $10,901               $11,600
1/31/2007     $10,542                 $10,639                $12,205               $13,440
1/31/2008     $10,820                 $11,416                $11,766               $13,368
1/31/2009     $ 8,617                 $11,651                $ 6,672               $ 7,069
1/31/2010     $10,819                 $12,737                $10,246               $10,908
1/31/2011     $12,015                 $13,365                $12,561               $13,272
1/31/2012     $12,212                 $14,484                $13,201               $13,047
1/31/2013     $13,222                 $14,936                $14,975               $14,442
1/31/2014     $13,966                 $14,959                $18,772               $17,574
1/31/2015     $14,581                 $15,864                $20,502               $17,907

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2015, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

22 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Performance Update | 1/31/15                                      Class C Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
                                             Barclays    Standard     MSCI
                                 If          Aggregate   & Poor's     World
                       If        Re-         Bond        500          ND
Period                 Held      deemed      Index       Index        Index
--------------------------------------------------------------------------------
Life-of-Class
5/12/05                3.83%     3.83%       4.96%        7.98%        6.35%
5 Years                5.39      5.39        4.57        15.58        10.73
1 Year                 3.60      3.60        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
                  Gross             Net
--------------------------------------------------------------------------------
                  2.19%             2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Conservative Fund       Bond Index             500 Index             ND Index
5/31/2005     $10,000                 $10,000                $10,000               $10,000
1/31/2006     $10,439                 $10,080                $10,901               $11,600
1/31/2007     $11,029                 $10,639                $12,205               $13,440
1/31/2008     $11,223                 $11,416                $11,766               $13,368
1/31/2009     $ 8,843                 $11,651                $ 6,672               $ 7,069
1/31/2010     $10,985                 $12,737                $10,246               $10,908
1/31/2011     $12,128                 $13,365                $12,561               $13,272
1/31/2012     $12,231                 $14,484                $13,201               $13,047
1/31/2013     $13,129                 $14,936                $14,975               $14,442
1/31/2014     $13,784                 $14,959                $18,772               $17,574
1/31/2015     $14,280                 $15,864                $20,502               $17,907

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2015, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 23

Performance Update | 1/31/15                                      Class Y Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
                    Net        Barclays       Standard       MSCI
                    Asset      Aggregate      & Poor's       World
                    Value      Bond           500            ND
Period              (NAV)      Index          Index          Index
--------------------------------------------------------------------------------
Life-of-Class
5/12/05             3.69%      4.96%           7.98%          6.35%
5 Years             5.72       4.57           15.58          10.73
1 Year              4.02       6.61           14.20           7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
                    Gross
--------------------------------------------------------------------------------
                    1.68%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Conservative Fund       Bond Index             500 Index             ND Index
5/31/2005     $5,000,000              $5,000,000             $ 5,000,000           $5,000,000
1/31/2006     $5,263,864              $5,040,044             $ 5,450,651           $5,800,025
1/31/2007     $5,591,061              $5,319,384             $ 6,102,704           $6,719,794
1/31/2008     $5,726,576              $5,707,944             $ 5,882,796           $6,684,151
1/31/2009     $4,423,927              $5,825,482             $ 3,336,243           $3,534,598
1/31/2010     $5,330,149              $6,368,663             $ 5,122,902           $5,453,899
1/31/2011     $5,937,406              $6,682,733             $ 6,280,328           $6,635,998
1/31/2012     $6,008,680              $7,241,818             $ 6,600,306           $6,523,528
1/31/2013     $6,433,159              $7,468,008             $ 7,487,709           $7,221,125
1/31/2014     $6,766,675              $7,479,531             $ 9,386,238           $8,786,793
1/31/2015     $7,038,960              $7,931,952             $10,250,853           $8,953,510

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

24 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Portfolio Summary | 1/31/15
Pioneer Solutions - Balanced Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               45.4%
International Equity                                                       28.1%
U.S. Equity                                                                26.5%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    4.97%
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         4.49
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund Class Y                                    4.14
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.95
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.06
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.32
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class Y                                                                 1.86
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                      1.71
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  12.20%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         7.71
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                     3.38
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      3.36
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    1.42
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 11.40%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    10.11
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund Class I                                  4.93
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      4.12
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.91
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     3.08
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Series IS                                                                2.04
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
  Class Y                                                                  2.01
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            1.99
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
  Core Fund Class Y                                                        1.84
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 25

Performance Update | 1/31/15                                      Class A Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
               Net      Public      Barclays    Standard     MSCI
               Asset    Offering    Aggregate   & Poor's     World
               Value    Price       Bond        500          ND
Period         (NAV)    (POP)       Index       Index        Index
--------------------------------------------------------------------------------
10 Years       5.04%     4.42%       4.86%        7.61%        6.08%
5 Years        8.12      6.84        4.57        15.58        10.73
1 Year         5.23     -0.85        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,00 Investment

              Pioneer Solutions -     MSCI World     Barclays Aggregate     Standard & Poor's
              Balanced Fund           ND Index       Bond Index             500 Index
1/31/2005     $ 9,425                 $10,000        $10,000                $10,000
1/31/2006     $10,450                 $11,701        $10,180                $11,038
1/31/2007     $11,393                 $13,607        $10,616                $12,638
1/31/2008     $11,347                 $13,543        $11,551                $12,346
1/31/2009     $ 7,907                 $ 7,932        $11,850                $ 7,579
1/31/2010     $10,435                 $10,834        $12,858                $10,090
1/31/2011     $12,047                 $12,915        $13,508                $12,330
1/31/2012     $12,114                 $12,529        $14,678                $12,847
1/31/2013     $13,279                 $14,522        $15,058                $15,000
1/31/2014     $14,648                 $16,856        $15,077                $18,226
1/31/2015     $15,415                 $18,036        $16,074                $20,814

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

26 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Performance Update | 1/31/15                                      Class C Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
                                             Barclays    Standard     MSCI
                                 If          Aggregate   & Poor's     World
                       If        Re-         Bond        500          ND
Period                 Held      deemed      Index       Index        Index
--------------------------------------------------------------------------------
10 Years               4.26%     4.26%       4.86%        7.61%        6.08%
5 Years                7.35      7.35        4.57        15.58        10.73
1 Year                 4.48      4.48        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
                       Gross
--------------------------------------------------------------------------------
                       2.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -     MSCI World     Barclays Aggregate     Standard & Poor's
              Balanced Fund           ND Index       Bond Index             500 Index
1/31/2005     $10,000                 $10,000        $10,000                $10,000
1/31/2006     $10,984                 $11,701        $10,180                $11,038
1/31/2007     $11,882                 $13,607        $10,616                $12,638
1/31/2008     $11,749                 $13,543        $11,551                $12,346
1/31/2009     $ 8,124                 $ 7,932        $11,850                $ 7,579
1/31/2010     $10,641                 $10,834        $12,858                $10,090
1/31/2011     $12,197                 $12,915        $13,508                $12,330
1/31/2012     $12,173                 $12,529        $14,678                $12,847
1/31/2013     $13,248                 $14,522        $15,058                $15,000
1/31/2014     $14,524                 $16,856        $15,077                $18,226
1/31/2015     $15,174                 $18,036        $16,074                $20,814


Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 27

Performance Update | 1/31/15                                      Class Y Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
               Net         Barclays    Standard     MSCI
               Asset       Aggregate   & Poor's     World
               Value       Bond        500          ND
Period         (NAV)       Index       Index        Index
--------------------------------------------------------------------------------
10 Years       5.49%       4.86%        7.61%        6.08%
5 Years        8.47        4.57        15.58        10.73
1 Year         5.51        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               1.19%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -     MSCI World     Barclays Aggregate     Standard & Poor's
              Balanced Fund           ND Index       Bond Index             500 Index
1/31/2005     $5,000,000              $5,000,000     $5,000,000             $ 5,000,000
1/31/2006     $5,560,452              $5,850,444     $5,089,782             $ 5,518,793
1/31/2007     $6,085,059              $6,803,520     $5,307,862             $ 6,318,948
1/31/2008     $6,081,799              $6,771,409     $5,775,390             $ 6,172,793
1/31/2009     $4,274,510              $3,965,968     $5,924,861             $ 3,789,258
1/31/2010     $5,683,131              $5,416,760     $6,428,852             $ 5,044,908
1/31/2011     $6,589,123              $6,457,619     $6,754,185             $ 6,164,917
1/31/2012     $6,648,612              $6,264,431     $7,339,243             $ 6,423,334
1/31/2013     $7,309,310              $7,261,062     $7,529,000             $ 7,500,043
1/31/2014     $8,086,433              $8,428,062     $7,538,332             $ 9,113,083
1/31/2015     $8,532,431              $9,017,896     $8,036,815             $10,407,080

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

28 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Portfolio Summary | 1/31/15
Pioneer Solutions - Growth Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Equity                                                      39.5%
U.S. Equity                                                               38.2%
Fixed Income                                                              22.3%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                   7.96%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                          6.42
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                        6.40
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund
   Class Y                                                                5.26
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        3.99
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      3.06
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class Y                                                                2.58
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                     2.55
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 15.33%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                       10.37
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                    5.17
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                     3.57
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund Class I                                   2.56
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                   2.47
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 8.29%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     3.60
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    3.60
--------------------------------------------------------------------------------
Columbia Funds Series Trust I Contrarian
  Core Fund Class Y                                                       3.50
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                 2.07
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund
  Class Y                                                                 1.25
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 29

Performance Update | 1/31/15                                      Class A Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Growth Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
               Net      Public      Barclays    Standard     MSCI
               Asset    Offering    Aggregate   & Poor's     World
               Value    Price       Bond        500          ND
Period         (NAV)    (POP)       Index       Index        Index
--------------------------------------------------------------------------------
10 Years       5.16%    4.54%       4.86%        7.61%        6.08%
5 Years        9.04     7.75        4.57        15.58        10.73
1 Year         6.16     0.06        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               1.51%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Growth Fund             Bond Index             500 Index             ND Index
1/31/2005     $ 9,425                 $10,000                $10,000               $10,000
1/31/2006     $10,743                 $10,080                $10,901               $11,600
1/31/2007     $11,841                 $10,639                $12,205               $13,440
1/31/2008     $11,648                 $11,416                $11,766               $13,368
1/31/2009     $ 7,491                 $11,651                $ 6,672               $ 7,069
1/31/2010     $10,111                 $12,737                $10,246               $10,908
1/31/2011     $11,917                 $13,365                $12,561               $13,272
1/31/2012     $11,899                 $14,484                $13,201               $13,047
1/31/2013     $13,116                 $14,936                $14,975               $14,442
1/31/2014     $14,680                 $14,959                $18,772               $17,574
1/31/2015     $15,585                 $15,864                $20,502               $17,907

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

30 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Performance Update | 1/31/15                                      Class C Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
                                             Barclays    Standard     MSCI
                                 If          Aggregate   & Poor's     World
                       If        Re-         Bond        500          ND
Period                 Held      deemed      Index       Index        Index
--------------------------------------------------------------------------------
10 Years               4.42%     4.42%       4.86%        7.61%        6.08%
5 Years                8.32      8.32        4.57        15.58        10.73
1 Year                 5.41      5.41        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Growth Fund             Bond Index             500 Index             ND Index
1/31/2005     $10,000                 $10,000                $10,000               $10,000
1/31/2006     $11,297                 $10,080                $10,901               $11,600
1/31/2007     $12,362                 $10,639                $12,205               $13,440
1/31/2008     $12,077                 $11,416                $11,766               $13,368
1/31/2009     $ 7,725                 $11,651                $ 6,672               $ 7,069
1/31/2010     $10,331                 $12,737                $10,246               $10,908
1/31/2011     $12,094                 $13,365                $12,561               $13,272
1/31/2012     $11,999                 $14,484                $13,201               $13,047
1/31/2013     $13,147                 $14,936                $14,975               $14,442
1/31/2014     $14,614                 $14,959                $18,772               $17,574
1/31/2015     $15,405                 $15,864                $20,502               $17,907

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 31

Performance Update | 1/31/15                                      Class Y Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2015)
--------------------------------------------------------------------------------
               Net         Barclays    Standard     MSCI
               Asset       Aggregate   & Poor's     World
               Value       Bond        500          ND
Period         (NAV)       Index       Index        Index
--------------------------------------------------------------------------------
10 Years       5.64%       4.86%        7.61%        6.08%
5 Years        9.11        4.57        15.58        10.73
1 Year         6.44        6.61        14.20         7.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2014)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               1.23%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -     Barclays Aggregate     Standard & Poor's     MSCI World
              Growth Fund             Bond Index             500 Index             ND Index
1/31/2005     $5,000,000              $5,000,000             $ 5,000,000           $5,000,000
1/31/2006     $5,719,834              $5,040,044             $ 5,450,651           $5,800,025
1/31/2007     $6,344,884              $5,319,384             $ 6,102,704           $6,719,794
1/31/2008     $6,278,656              $5,707,944             $ 5,882,796           $6,684,151
1/31/2009     $4,137,139              $5,825,482             $ 3,336,243           $3,534,598
1/31/2010     $5,595,553              $6,368,663             $ 5,122,902           $5,453,899
1/31/2011     $6,618,083              $6,682,733             $ 6,280,328           $6,635,998
1/31/2012     $6,557,233              $7,241,818             $ 6,600,306           $6,523,528
1/31/2013     $7,248,725              $7,468,008             $ 7,487,709           $7,221,125
1/31/2014     $8,130,421              $7,479,531             $ 9,386,238           $8,786,793
1/31/2015     $8,654,273              $7,931,952             $10,250,853           $8,953,510

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

32 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Schedule of Investments | 1/31/15
Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------------
Shares                                                                           Value
----------------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 93.6%
                NON-PIONEER FUNDS -- 12.8%
       76,976   Columbia Funds Series Trust I Contrarian Core Fund Class Y       $   1,628,042
      316,808   Doubleline Total Return Bond Fund Class I                            3,513,401
       36,033   T Rowe Price International Funds - European Stock Fund                 720,300
      296,940   Western Asset Core Plus Bond Fund Class IS                           3,518,739
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN NON-PIONEER FUNDS
                (Cost $9,544,476)                                                $   9,380,482
----------------------------------------------------------------------------------------------
                PIONEER FUNDS* -- 80.8%
    1,632,437   Pioneer Bond Fund Class K                                        $  16,144,802
      298,481   Pioneer Dynamic Credit Fund Class Y                                  2,847,509
      125,465   Pioneer Equity Income Fund Class Y                                   4,268,328
      105,828   Pioneer Floating Rate Fund Class Y                                     718,575
      115,870   Pioneer Fundamental Growth Fund Class Y                              2,122,736
      213,649   Pioneer Global Equity Fund Class Y                                   2,824,434
      407,354   Pioneer Global High Yield Fund Class Y                               3,649,894
      132,059   Pioneer Global Multisector Income Fund Class Y                       1,442,081
      216,701   Pioneer High Yield Fund Class Y                                      2,095,500
      169,434   Pioneer International Value Fund Class Y                             3,476,793
       50,080   Pioneer Mid Cap Value Fund Class Y                                   1,348,151
       46,862   Pioneer Real Estate Shares Class Y                                   1,475,699
      951,483   Pioneer Short Term Income Fund Class Y                               9,134,241
      668,958   Pioneer Strategic Income Fund Class K                                7,218,057
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN PIONEER FUNDS
                (Cost $55,734,859)                                               $  58,766,800
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN SECURITIES -- 93.6%
                (Cost $65,279,335) (a)                                           $  68,147,282
----------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 6.4%                             $   4,667,419
----------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100%                                         $  72,814,701
==============================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $66,155,215 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                              $ 3,221,981

      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                               (1,229,914)
                                                                                ------------
      Net unrealized appreciation                                               $ 1,992,067
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2015 aggregated $44,113,991 and $41,137,372, respectively.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 33

Schedule of Investments | 1/31/15
Pioneer Solutions - Conservative Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                              Level 1       Level 2        Level 3  Total
--------------------------------------------------------------------------------
Mutual Funds                  $68,147,282   $          --  $   --   $68,147,282
--------------------------------------------------------------------------------
Total                         $68,147,282   $          --  $   --   $68,147,282
--------------------------------------------------------------------------------
Other Financial Instruments
Net Unrealized Depreciation
  on Futures Contracts        $   (16,779)  $          --  $   --   $   (16,779)
Net Unrealized Appreciation
  on Forward Foreign
  Currency Contracts                   --         268,165      --       268,165
Net Unrealized Depreciation
  on Forward Foreign
  Currency Contracts                   --        (217,609)     --      (217,609)
--------------------------------------------------------------------------------
Total Other Financial
   Instruments                $   (16,779)  $      50,556  $   --   $    33,777
================================================================================

During the six months ended January 31, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2015:

--------------------------------------------------------------------------------
                             Level 1     Level 2            Level 3  Total
--------------------------------------------------------------------------------
Assets:
Futures Collateral           $85,182     $          --      $    --  $  85,182
Variation Margin               6,210                --           --      6,210
Liabilities:
Due to Custodian                  --          (123,055)          --   (123,055)
--------------------------------------------------------------------------------
Total                        $91,392     $    (123,055)     $    --  $ (31,663)
================================================================================

The accompanying notes are an integral part of these financial statements.

34 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Schedule of Investments | 1/31/15
Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------
Shares                                                                           Value
----------------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 98.8%
                NON-PIONEER FUNDS -- 19.2%
       92,711   Aston/Fairpointe Mid Cap Fund Class I                            $   3,714,930
      188,952   Columbia Funds Series Trust I Contrarian Core Fund Class Y           3,996,335
      965,042   Doubleline Total Return Bond Fund Class I                           10,702,316
      116,892   iShares MSCI Canada ETF                                              3,090,624
      239,196   Oak Ridge Small Cap Growth Fund Class K                              8,972,242
      366,924   T Rowe Price International Funds -- European Stock Fund              7,334,811
      373,062   Western Asset Core Plus Bond Fund Class IS                           4,420,785
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN NON-PIONEER FUNDS
                (Cost $44,520,710)                                               $  42,232,043
----------------------------------------------------------------------------------------------
                PIONEER FUNDS* -- 79.6%
    2,500,316   Pioneer Bond Fund Class K                                        $  24,728,125
      512,354   Pioneer Core Equity Fund Class Y                                     8,561,435
      889,926   Pioneer Dynamic Credit Fund Class Y                                  8,489,897
      349,759   Pioneer Emerging Markets Fund Class Y                                7,285,480
      184,966   Pioneer Fund Class Y                                                 6,634,727
      588,259   Pioneer Fundamental Growth Fund Class Y                             10,776,906
    1,265,512   Pioneer Global Equity Fund Class Y                                  16,730,072
      744,515   Pioneer Global High Yield Fund Class Y                               6,670,854
      399,143   Pioneer Global Multisector Income Fund Class Y                       4,358,641
      446,989   Pioneer High Yield Fund Class Y                                      4,322,380
    1,290,354   Pioneer International Value Fund Class Y                            26,478,071
      361,891   Pioneer Mid Cap Value Fund Class Y                                   9,742,115
      160,107   Pioneer Real Estate Shares Class Y                                   5,041,754
      104,485   Pioneer Select Mid Cap Growth Fund Class Y                           4,023,721
    2,285,303   Pioneer Short Term Income Fund Class Y                              21,938,908
      828,787   Pioneer Strategic Income Fund Class K                                8,942,612
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN PIONEER FUNDS
                (Cost $150,964,109)                                              $ 174,725,698
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN SECURITIES -- 98.8%
                (Cost $195,484,819) (a)                                          $ 216,957,741
----------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 1.2%                             $   2,630,910
----------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100%                                         $ 219,588,651
==============================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $198,072,437 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                              $25,022,132

      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                               (6,136,828)
                                                                                ------------
      Net unrealized appreciation                                               $18,885,304
                                                                                ============

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 35

Schedule of Investments | 1/31/15
Pioneer Solutions - Balanced Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2015 aggregated $96,692,201 and $85,010,562, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                             Level 1       Level 2        Level 3  Total
--------------------------------------------------------------------------------
Mutual Funds                 $216,957,741  $          --  $  --    $216,957,741
--------------------------------------------------------------------------------
Total                        $216,957,741  $          --  $  --    $216,957,741
================================================================================
Other Financial Instruments
Net Unrealized Depreciation
  on Futures Contracts       $    (50,421) $          --  $  --    $    (50,421)
Net Unrealized Appreciation
  on Forward Foreign
  Currency Contracts                   --        838,252     --         838,252
Net Unrealized Depreciation
  on Forward Foreign
  Currency Contracts                   --       (689,876)    --        (689,876)
--------------------------------------------------------------------------------
Total Other Financial
  Instruments                $    (50,421) $     148,376  $  --    $     97,955
================================================================================

During the six months ended January 31, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2015:

--------------------------------------------------------------------------------
                            Level 1     Level 2          Level 3   Total
--------------------------------------------------------------------------------
Assets:
Futures Collateral          $333,439    $          --    $   --    $ 333,439
Variation Margin              10,325               --        --       10,325
Liabilities:
Due to Custodian                  --         (365,051)       --     (365,051)
--------------------------------------------------------------------------------
Total                       $343,764    $    (365,051)   $   --    $ (21,287)
================================================================================

The accompanying notes are an integral part of these financial statements.

36 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Schedule of Investments | 1/31/15
Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------
Shares                                                                           Value
----------------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 99.2%
                NON-PIONEER FUNDS -- 23.4%
      226,218   Aston/Fairpointe Mid Cap Fund Class I                            $   9,064,555
      588,380   Columbia Funds Series Trust I Contrarian Core Fund Class Y          12,444,237
      663,597   Doubleline Total Return Bond Fund Class I                            7,359,291
      332,812   iShares MSCI Canada ETF                                              8,799,549
      380,649   JPMorgan Intrepid European Fund Class I                              9,124,157
      498,987   Oak Ridge Small Cap Growth Fund Class K                             18,717,002
      919,082   T Rowe Price International Funds -- European Stock Fund             18,372,449
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN NON-PIONEER FUNDS
                (Cost $89,125,137)                                               $  83,881,240
----------------------------------------------------------------------------------------------
                PIONEER FUNDS* -- 75.8%
    2,980,498   Pioneer Bond Fund Class K                                        $  29,477,125
    1,366,523   Pioneer Core Equity Fund Class Y                                    22,834,595
      608,858   Pioneer Emerging Markets Fund Class Y                               12,682,508
      303,384   Pioneer Fund Class Y                                                10,882,370
    1,544,832   Pioneer Fundamental Growth Fund Class Y                             28,301,322
    2,790,750   Pioneer Global Equity Fund Class Y                                  36,893,719
      405,895   Pioneer Global Multisector Income Fund Class Y                       4,432,373
    2,656,613   Pioneer International Value Fund Class Y                            54,513,707
      845,398   Pioneer Mid Cap Value Fund Class Y                                  22,758,120
      450,812   Pioneer Real Estate Shares Class Y                                  14,196,065
      238,172   Pioneer Select Mid Cap Growth Fund Class Y                           9,172,023
    1,331,995   Pioneer Short Term Income Fund Class Y                              12,787,156
    1,187,684   Pioneer Strategic Income Fund Class K                               12,815,110
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN PIONEER FUNDS
                (Cost $211,661,869)                                              $ 271,746,193
----------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN SECURITIES -- 99.2%
                (Cost $300,787,006) (a)                                          $ 355,627,433
----------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 0.8%                             $   2,712,558
----------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100%                                         $ 358,339,991
==============================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $302,404,668 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                              $60,265,186

      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                               (7,042,421)
                                                                                ------------
      Net unrealized appreciation                                               $53,222,765
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2015 aggregated $161,700,193 and $147,909,913, respectively.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 37

Schedule of Investments | 1/31/15
Pioneer Solutions - Growth Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's assets:

---------------------------------------------------------------------------------------
                             Level 1        Level 2              Level 3  Total
---------------------------------------------------------------------------------------
Mutual Funds                 $355,627,433   $               --   $  --    $355,627,433
---------------------------------------------------------------------------------------
Total                        $355,627,433   $               --   $  --    $355,627,433
=======================================================================================
Other Financial Instruments
Net Unrealized Depreciation
  on Futures Contracts       $    (53,291)  $               --   $  --    $    (53,291)
Net Unrealized Appreciation
  on Forward Foreign
  Currency Contracts                   --            1,329,180      --       1,329,180
Net Unrealized Depreciation
  on Forward Foreign
  Currency Contracts                   --           (1,078,710)     --      (1,078,710)
---------------------------------------------------------------------------------------
Total Other Financial
  Instruments                $    (53,291)  $          250,470   $  --    $    197,179
=======================================================================================

During the six months ended January 31, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of January 31, 2015:

--------------------------------------------------------------------------------
                            Level 1      Level 2          Level 3   Total
--------------------------------------------------------------------------------
Assets:
Futures Collateral          $592,024     $          --    $   --    $ 592,024
Variation Margin              18,592                --        --       18,592
Liabilities:
Due to Custodian                  --          (609,668)       --     (609,668)
--------------------------------------------------------------------------------
Total                       $610,616     $    (609,668)   $   --    $     948
================================================================================

The accompanying notes are an integral part of these financial statements.

38 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Statements of Assets and Liabilities | 1/31/15

------------------------------------------------------------------------------------------------
                                                      Pioneer       Pioneer        Pioneer
                                                      Solutions -   Solutions -    Solutions -
                                                      Conservative  Balanced       Growth
                                                      Fund          Fund           Fund
------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities of affiliated issuers, at
    value (at cost $55,734,859, $150,964,109
    and $211,661,869, respectively)                   $58,766,800   $174,725,698   $271,746,193
 Investments in securities of unaffiliated issuers,
    at value (at cost $9,544,476, $44,520,710
    and $89,125,137, respectively)                      9,380,482     42,232,043     83,881,240
 Cash                                                   4,560,678      3,298,140      2,620,510
 Futures collateral                                        85,182        333,439        592,024
 Net unrealized appreciation on forward foreign
    currency contracts                                    268,165        838,252      1,329,180
 Receivables for:
    Capital stock sold                                     80,688        365,848        143,853
    Variation margin                                        6,210         10,325         18,592
    Dividends                                             148,249        268,796        203,496
    Due from Pioneer Investment
       Management, Inc.                                       254             --             --
 Other assets                                              35,129         37,651         40,804
------------------------------------------------------------------------------------------------
    Total assets                                      $73,331,837   $222,110,192   $360,575,892
================================================================================================
LIABILITIES:
  Due to custodian (Cost $131,053, $388,428
     and $648,917, respectively)                          123,055        365,051        609,668
  Net unrealized depreciation on futures contracts         16,779         50,421         53,291
  Net unrealized depreciation on forward foreign
     currency contracts                                   217,609        689,876      1,078,710
Payables for:
     Capital stock redeemed                               105,595      1,233,646        284,229
  Due to affiliates                                        44,028        153,841        194,512
  Distributions to shareowners                                475             --             --
  Accrued expenses and other liabilities                    9,595         28,706         15,491
------------------------------------------------------------------------------------------------
     Total liabilities:                               $   517,136   $  2,521,541   $  2,235,901
================================================================================================
NET ASSETS:
 Paid-in capital                                      $66,131,486   $200,650,181   $299,410,155
 Undistributed (distributions in excess of) net
    investment income                                    (151,724)     1,228,304        852,687
 Accumulated net realized gain (loss) on
    investments, futures contracts and foreign
    currency transactions                               3,925,217     (3,884,088)     3,000,294
 Net unrealized appreciation on investments             2,867,947     21,472,922     54,840,427
 Net unrealized depreciation on futures
    contracts                                             (16,779)       (50,421)       (53,291)
 Net unrealized appreciation on forward foreign
    currency contracts and other assets and
    liabilities denominated in foreign currencies          58,554        171,753        289,719
------------------------------------------------------------------------------------------------
    Total net assets                                  $72,814,701   $219,588,651   $358,339,991
================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 39

----------------------------------------------------------------------------------
                                         Pioneer       Pioneer        Pioneer
                                         Solutions -   Solutions -    Solutions -
                                         Conservative  Balanced       Growth
                                         Fund          Fund           Fund
----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A shares           $50,290,706   $139,921,919   $268,674,006
  Net Assets of Class C shares           $22,399,662   $ 76,470,084   $ 88,303,002
  Net Assets of Class Y shares           $   124,333   $  3,196,648   $  1,362,983
  Class A Shares outstanding               4,331,676     11,346,168     20,445,134
  Class C Shares outstanding               1,984,112      6,671,062      7,083,154
  Class Y Shares outstanding                  11,259        256,268        101,794
  Net Asset Value - Class A shares       $     11.61   $      12.33   $      13.14
  Net Asset Value - Class C shares       $     11.29   $      11.46   $      12.47
  Net Asset Value - Class Y shares       $     11.04   $      12.47   $      13.39
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value
     per share)                          $     12.32   $      13.08   $      13.94
==================================================================================

The accompanying notes are an integral part of these financial statements.

40 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Statements of Operations

For the Six Months Ended 1/31/15

--------------------------------------------------------------------------------------
                                                Pioneer       Pioneer      Pioneer
                                                Solutions -   Solutions -  Solutions -
                                                Conservative  Balanced     Growth
                                                Fund          Fund         Fund
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from underlying
    affiliated funds                            $1,349,694    $4,349,705   $7,062,161
  Dividend income from underlying
    unaffiliated funds                              58,329       991,280    2,052,663
  Interest                                             473           750          685
--------------------------------------------------------------------------------------
      Total Investment Income                   $1,408,496    $5,341,735   $9,115,509
--------------------------------------------------------------------------------------
EXPENSES:
  Management fees                               $   47,587    $  145,443   $  189,446
  Transfer agent fees
    Class A                                         17,815        62,155      139,841
    Class B*                                         1,514         6,215       11,499
    Class C                                          6,101        17,181       25,071
    Class Y                                            125           200          195
  Distribution fees
    Class A                                         62,192       175,415      262,081
    Class B*                                         4,963        17,846       29,334
    Class C                                        111,630       382,677      373,380
  Shareholder communications expense                15,494        64,851       79,518
  Administrative fees                               16,995        39,314       50,468
  Custodian fees                                     7,208        10,142       11,993
  Registration fees                                 27,684        38,958       36,201
  Professional fees                                 18,039        16,867       38,440
  Printing fees                                      5,689         8,327       10,123
  Fees and expenses of non-affiliated trustees       1,479         3,238        3,468
  Insurance expense                                    459           493        1,479
  Miscellaneous                                      3,505         3,616        2,847
--------------------------------------------------------------------------------------
    Total expenses                              $  348,479    $  992,938   $1,265,384
    Less fees waived and expenses reimbursed
      by Pioneer Investment Management, Inc.    $     (914)   $   (4,165)  $   (4,992)
--------------------------------------------------------------------------------------
    Net expenses                                $  347,565    $  988,773   $1,260,392
--------------------------------------------------------------------------------------
      Net investment income                     $1,060,931    $4,352,962   $7,855,117
--------------------------------------------------------------------------------------

*     Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 41

For the Six Months Ended 1/31/15

------------------------------------------------------------------------------------------------
                                                   Pioneer        Pioneer         Pioneer
                                                   Solutions -    Solutions -     Solutions -
                                                   Conservative   Balanced        Growth
                                                   Fund           Fund            Fund
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Underlying affiliated funds                    $  4,072,069   $   9,650,034   $  15,490,368
    Underlying unaffiliated funds                       144,592       3,459,234       5,631,405
    Capital gain on distributions from underlying
      affiliated funds                                1,569,658       7,794,382      13,492,911
    Capital gain on distributions from underlying
      unaffiliated funds                                109,029         267,632       1,890,143
    Futures contracts                                    (5,407)            321         (11,802)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                            (130,638)       (398,449)       (653,073)
------------------------------------------------------------------------------------------------
                                                   $  5,759,303   $  20,773,154   $  35,839,952
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) on:
    Underlying affiliated funds                    $ (6,431,727)  $ (24,608,601)  $ (42,877,072)
    Underlying unaffiliated funds                      (163,994)     (1,489,752)     (3,577,280)
    Futures contracts                                   (16,779)        (50,421)        (53,291)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                              58,554         171,753         289,719
------------------------------------------------------------------------------------------------
                                                   $ (6,553,946)  $ (25,977,021)  $ (46,217,924)
------------------------------------------------------------------------------------------------
  Net increase (decrease) on investments,
    futures contracts and foreign
    currency transactions                          $   (794,643)  $  (5,203,867)  $ (10,377,972)
------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
    from operations                                $    266,288   $    (850,905)  $  (2,522,855)
================================================================================================

The accompanying notes are an integral part of these financial statements.

42 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------
                                        Pioneer Solutions -            Pioneer Solutions -
                                         Conservative Fund                Balanced Fund
                                     ---------------------------   ----------------------------
                                     Six Months                    Six Months
                                     Ended          Year           Ended          Year
                                     1/31/15        Ended          1/31/15        Ended
                                     (unaudited)    7/31/14        (unaudited)    7/31/14
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                $  1,060,931   $  1,301,536   $  4,352,962   $  2,818,994
Net realized gain on investments,
  futures contracts and foreign
  currency transactions                 5,759,303      1,850,622     20,773,154     10,709,663
Change in net unrealized
  appreciation (depreciation) on
  investments, futures contracts
  and foreign currency transactions    (6,553,946)     1,439,336    (25,977,021)     7,279,886
-----------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets resulting
     from operations                 $    266,288   $  4,591,494   $   (850,905)  $ 20,808,543
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.31, $0.36, $0.36
     and $0.21, respectively)        $ (1,323,297)  $ (1,350,144)  $ (4,057,950)  $ (2,249,406)
  Class B* ($0.00, $0.22, $0.00
     and $0.04, respectively)                  --        (55,077)            --        (34,306)
  Class C ($0.23, $0.28, $0.29
     and $0.15, respectively)            (444,119)      (519,914)    (1,842,345)      (947,689)
  Class Y ($0.34, $0.27, $0.40
     and $0.24, respectively)              (3,714)        (3,739)      (101,158)       (65,977)
-----------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                   $ (1,771,130)  $ (1,928,874)  $ (6,001,453)  $ (3,297,378)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                 $  9,399,931   $ 16,042,138   $ 24,646,907   $ 39,270,319
Reinvestment of distributions           1,578,285      1,723,597      5,480,505      3,036,320
Cost of shares repurchased             (7,843,304)   (17,505,472)   (25,574,933)   (45,544,611)
-----------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting from
       Fund share transactions          3,134,912        260,263      4,552,479     (3,237,972)
-----------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets                    $  1,630,070   $  2,922,883   $ (2,299,879)  $ 14,273,193
NET ASSETS:
Beginning of period                    71,184,631     68,261,748    221,888,530    207,615,337
-----------------------------------------------------------------------------------------------
End of period                        $ 72,814,701   $ 71,184,631   $219,588,651   $221,888,530
-----------------------------------------------------------------------------------------------
Undistributed (distributions in
  excess of) net investment
  income, end of period              $   (151,724)  $    558,475   $  1,228,304   $  2,876,795
===============================================================================================

*     Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 43

----------------------------------------------------------------------------------
                                                           Pioneer Solutions -
                                                              Growth Fund
                                                      ----------------------------
                                                      Six Months
                                                      Ended          Year
                                                      1/31/15        Ended
                                                      (unaudited)    7/31/14
----------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                 $  7,855,117   $  2,354,017
Net realized gain on investments, futures contracts
  and foreign currency transactions                     35,839,952     11,147,586
Change in net unrealized appreciation (depreciation)
  on investments, futures contracts and foreign
  currency transactions                                (46,217,924)    12,104,219
----------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from operations                                $ (2,522,855)  $ 25,605,822
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.43 and $0.19, respectively)             $ (7,525,389)  $ (2,221,392)
  Class B* ($0.00 and $0.02, respectively)                      --        (28,898)
  Class C ($0.29 and $0.12, respectively)               (1,855,255)      (555,724)
  Class Y ($0.49 and $0.21, respectively)                  (44,315)       (23,647)
----------------------------------------------------------------------------------
     Total distributions to shareowners               $ (9,424,959)  $ (2,829,661)
----------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares         $ 30,384,819   $ 38,239,391
Shares issued in reorganization                        128,735,046             --
Reinvestment of distributions                            8,866,242      2,678,217
Cost of shares repurchased                             (36,681,259)   (46,083,872)
----------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
     from Fund share transactions                      131,304,848     (5,166,264)
----------------------------------------------------------------------------------
Net increase in net assets                            $119,357,034   $ 17,609,897
NET ASSETS:
Beginning of period                                    238,982,957    221,373,060
----------------------------------------------------------------------------------
End of period                                         $358,339,991   $238,982,957
----------------------------------------------------------------------------------
Undistributed net investment income, end of period    $    852,687   $  2,422,529
==================================================================================

*     Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

44 Pioneer Solutions Funds| Semiannual Report | 1/31/15

--------------------------------------------------------------------------------------
                                        Pioneer Solutions - Conservative Fund
                                ------------------------------------------------------
                                '15 Shares   '15 Amount
                                (unaudited)  (unaudited)     '14 Shares  '14 Amount
--------------------------------------------------------------------------------------
Class A
Shares sold                      563,999     $  6,704,075     887,243    $ 10,329,684
Reinvestment of distributions    108,759        1,262,696     114,334       1,312,556
Less shares repurchased         (291,803)      (3,454,382)   (926,350)    (10,750,423)
--------------------------------------------------------------------------------------
      Net increase               380,955     $  4,512,389      75,227    $    891,817
======================================================================================
Class B*
Shares sold or exchanged           4,713     $     54,608       8,303    $     94,672
Reinvestment of distributions         --               --       4,767          54,011
Less shares repurchased         (167,693)      (1,956,877)   (148,745)     (1,699,869)
--------------------------------------------------------------------------------------
      Net decrease              (162,980)    $ (1,902,269)   (135,675)   $ (1,551,186)
======================================================================================
Class C
Shares sold                      228,530     $  2,619,727     494,388    $  5,586,236
Reinvestment of distributions     27,838          314,573      31,902         356,669
Less shares repurchased         (209,705)      (2,413,662)   (441,817)     (5,000,197)
--------------------------------------------------------------------------------------
      Net increase                46,663     $    520,638      84,473    $    942,708
======================================================================================
Class Y
Shares sold                        1,900     $     21,521       2,819    $     31,546
Reinvestment of distributions         92            1,016          33             361
Less shares repurchased           (1,621)         (18,383)     (4,982)        (54,983)
--------------------------------------------------------------------------------------
      Net increase (decrease)        371     $      4,154      (2,130)   $    (23,076)
======================================================================================

--------------------------------------------------------------------------------------
                                         Pioneer Solutions - Balanced Fund
                                ------------------------------------------------------
                               '15 Shares   '15 Amount
                               (unaudited)  (unaudited)    '14 Shares    '14 Amount
--------------------------------------------------------------------------------------
Class A
Shares sold or exchanged       1,187,594    $ 15,139,075    1,730,399    $ 21,244,963
Reinvestment of distributions    321,826       4,006,744      181,389       2,225,640
Less shares repurchased         (890,307)    (11,249,887)  (2,140,186)    (26,312,690)
--------------------------------------------------------------------------------------
      Net increase (decrease)    619,113    $  7,895,932     (228,398)   $ (2,842,087)
======================================================================================
Class B*
Shares sold or exchanged           4,578    $     57,243       24,572    $    288,491
Reinvestment of distributions          2              29        2,819          33,719
Less shares repurchased         (552,570)     (6,850,527)    (369,252)     (4,391,960)
--------------------------------------------------------------------------------------
      Net decrease              (547,990)   $ (6,793,255)    (341,861)   $ (4,069,750)
======================================================================================
Class C
Shares sold                      779,137    $  9,118,990    1,500,562    $ 17,145,235
Reinvestment of distributions    120,191       1,391,813       63,300         724,152
Less shares repurchased         (607,203)     (7,123,484)  (1,136,287)    (13,011,583)
--------------------------------------------------------------------------------------
      Net increase               292,125    $  3,387,319      427,575    $  4,857,804
======================================================================================
Class Y
Shares sold                       25,530    $    331,599       47,248    $    591,630
Reinvestment of distributions      6,507          81,919        4,259          52,809
Less shares repurchased          (27,339)       (351,035)    (148,680)     (1,828,378)
--------------------------------------------------------------------------------------
      Net increase (decrease)      4,698    $     62,483      (97,173)   $ (1,183,939)
======================================================================================

*     Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 45

------------------------------------------------------------------------------------------
                                               Pioneer Solutions - Growth Fund
                                  --------------------------------------------------------
                                  '15 Shares   '15 Amount
                                  (unaudited)  (unaudited)      '14 Shares   '14 Amount
------------------------------------------------------------------------------------------
Class A
Shares sold                        1,732,768   $  20,515,118     1,736,995   $ 22,612,720
Shares issued in reorganization    7,524,857     105,417,866            --             --
Reinvestment of distributions        557,074       7,471,810       169,003      2,208,870
Less shares repurchased           (1,381,323)    (18,636,906)   (2,034,554)   (26,595,672)
------------------------------------------------------------------------------------------
   Net increase (decrease)         8,433,376   $ 114,767,888      (128,556)  $ (1,774,082)
==========================================================================================
Class B*
Shares sold or exchanged               4,535   $      53,845        14,332   $    164,771
Reinvestment of distributions             --              --         2,462         28,776
Less shares repurchased             (935,783)    (11,405,246)     (681,493)    (7,889,671)
------------------------------------------------------------------------------------------
   Net decrease                     (931,248)  $ (11,351,401)     (664,699)  $ (7,696,124)
==========================================================================================
Class C
Shares sold                          815,590   $   9,586,254     1,219,202   $ 15,073,934
Shares issued in reorganization    1,722,284      22,944,724            --             --
Reinvestment of distributions        108,062       1,373,818        34,448        426,113
Less shares repurchased             (501,154)     (6,398,320)     (868,349)   (10,778,809)
------------------------------------------------------------------------------------------
   Net increase                    2,144,782   $  27,506,476       385,301   $  4,721,238
==========================================================================================
Class Y
Shares sold                           16,977   $     229,602        29,478   $    387,966
Shares issued in reorganization       26,428         372,456            --             --
Reinvestment of distributions          1,508          20,614         1,086         14,458
Less shares repurchased              (17,410)       (240,787)      (60,880)      (819,720)
------------------------------------------------------------------------------------------
   Net increase (decrease)            27,503   $     381,885       (30,316)  $   (417,296)
==========================================================================================

*     Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                                         Pioneer Solutions - Conservative Fund
                                                              ------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/15      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12   7/31/11   7/31/10
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $ 11.86      $ 11.42   $ 10.73   $ 10.85   $ 10.19   $  9.40
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.19      $  0.25   $  0.28   $  0.28   $  0.26   $  0.25
   Net realized and unrealized gain (loss) on investments       (0.13)        0.55      0.64     (0.09)     0.65      0.86
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.06      $  0.80   $  0.92   $  0.19   $  0.91   $  1.11
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.31)     $ (0.36)  $ (0.23)  $ (0.31)  $ (0.25)  $ (0.32)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.31)     $ (0.36)  $ (0.23)  $ (0.31)  $ (0.25)  $ (0.32)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.25)     $  0.44   $  0.69   $ (0.12)  $  0.66   $  0.79
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.61      $ 11.86   $ 11.42   $ 10.73   $ 10.85   $ 10.19
===========================================================================================================================
Total return*                                                    0.53%**      7.10%     8.72%     1.85%     9.04%    11.88%
Ratio of net expenses to average net assets+                     0.71%***     0.76%     0.77%     0.78%     0.78%     0.78%
Ratio of net investment income to average net assets+            3.21%***     2.15%     2.51%     2.69%     2.47%     2.55%
Portfolio turnover rate                                            60%***       12%       17%       20%       15%       13%
Net assets, end of period (in thousands)                      $50,291      $46,873   $44,239   $42,613   $42,882   $35,986
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.71%***     0.76%     0.77%     0.82%     0.80%     0.84%
   Net investment income                                         3.21%***     2.15%     2.51%     2.65%     2.45%     2.49%
===========================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 47

---------------------------------------------------------------------------------------------------------------------------
                                                                          Pioneer Solutions - Conservative Fund
                                                              ------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/15      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12   7/31/11   7/31/10
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 11.51      $ 11.09   $ 10.44   $ 10.56   $  9.96   $  9.21
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.14      $  0.16   $  0.18   $  0.20   $  0.18   $  0.17
   Net realized and unrealized gain (loss) on investments       (0.13)        0.54      0.63     (0.09)     0.63      0.83
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.01      $  0.70   $  0.81   $  0.11   $  0.81   $  1.00
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.23)     $ (0.28)  $ (0.16)  $ (0.23)  $ (0.21)  $ (0.25)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.23)     $ (0.28)  $ (0.16)  $ (0.23)  $ (0.21)  $ (0.25)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.22)     $  0.42   $  0.65   $ (0.12)  $  0.60   $  0.75
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.29      $ 11.51   $ 11.09   $ 10.44   $ 10.56   $  9.96
===========================================================================================================================
Total return*                                                    0.09%**      6.42%     7.83%     1.16%     8.18%    10.91%
Ratio of net expenses to average net assets+                     1.45%***     1.49%     1.51%     1.56%     1.55%     1.59%
Ratio of net investment income to average net assets+            2.37%***     1.40%     1.70%     1.91%     1.71%     1.73%
Portfolio turnover rate                                            60%          12%       17%       20%       15%       13%
Net assets, end of period (in thousands)                      $22,400      $22,290   $20,542   $16,257   $15,068   $14,063
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  1.45%***     1.49%     1.51%     1.56%     1.55%     1.59%
   Net investment income                                         2.37%***     1.40%     1.70%     1.91%     1.71%     1.73%
===========================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Solutions Funds| Semiannual Report | 1/31/15

---------------------------------------------------------------------------------------------------------------------------
                                                                         Pioneer Solutions - Conservative Fund
                                                              ------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year      Year      Year
                                                              1/31/15      Ended     Ended     Ended     Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12   7/31/11   7/31/10
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 11.32      $ 10.86   $ 10.21   $ 10.41   $  9.79   $  9.02
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.18      $  0.24   $  0.20   $  0.13   $  0.24   $  0.28
   Net realized and unrealized gain (loss) on investments       (0.12)        0.49      0.61     (0.10)     0.65      0.78
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.06      $  0.73   $  0.81   $  0.03   $  0.89   $  1.06
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.34)     $ (0.27)  $ (0.16)  $ (0.23)  $ (0.27)  $ (0.29)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.34)     $ (0.27)  $ (0.16)  $ (0.23)  $ (0.27)  $ (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.28)     $  0.46   $  0.65   $ (0.20)  $  0.62   $  0.77
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.04      $ 11.32   $ 10.86   $ 10.21   $ 10.41   $  9.79
===========================================================================================================================
Total return*                                                    0.53%**      6.83%     8.00%     0.34%     9.18%    11.89%
Ratio of net expenses to average net assets+                     0.68%***     0.98%     1.43%     2.26%     0.82%     0.63%
Ratio of net investment income to average net assets+            3.08%***     2.13%     1.88%     1.28%     2.36%     2.94%
Portfolio turnover rate                                            60%          12%       17%       20%       15%       13%
Net assets, end of period (in thousands)                      $   124      $   123   $   141   $    65   $    72   $   119
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.68%***     0.98%     1.43%     2.26%     0.82%     0.63%
   Net investment income                                         3.08%***     2.13%     1.88%     1.28%     2.36%     2.94%
===========================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 49

----------------------------------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions - Balanced Fund
                                                              --------------------------------------------------------------------
                                                              Six Months
                                                              Ended         Year       Year       Year        Year       Year
                                                              1/31/15       Ended      Ended      Ended       Ended      Ended
                                                              (unaudited)   7/31/14    7/31/13    7/31/12     7/31/11    7/31/10
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $  12.73      $  11.72   $  10.46   $  10.74    $   9.68   $   8.79
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $   0.27      $   0.19   $   0.21   $   0.18    $   0.17   $   0.16
   Net realized and unrealized gain (loss) on investments        (0.31)         1.03       1.27      (0.22)       1.07       1.00
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  (0.04)     $   1.22   $   1.48   $  (0.04)   $   1.24   $   1.16
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $  (0.36)     $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)  $  (0.27)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $  (0.36)     $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)  $  (0.27)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  (0.40)     $   1.01   $   1.26   $  (0.28)   $   1.06   $   0.89
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  12.33      $  12.73   $  11.72   $  10.46    $  10.74   $   9.68
==================================================================================================================================
Total return*                                                    (0.31)%**     10.48%     14.32%     (0.27)%     12.91%     13.26%
Ratio of net expenses to average net assets+                      0.64%***      0.64%      0.66%      0.72%       0.71%      0.73%
Ratio of net investment income to average net assets+             4.25%***      1.57%      1.85%      1.75%       1.59%      1.70%
Portfolio turnover rate                                             39%           10%         9%         9%         14%        10%
Net assets, end of period (in thousands)                      $139,922      $136,511   $128,425   $118,833    $132,166   $125,354
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                   0.64%***      0.64%      0.66%      0.72%       0.71%      0.73%
   Net investment income                                          4.25%***      1.57%      1.85%      1.75%       1.59%      1.70%
==================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

50 Pioneer Solutions Funds| Semiannual Report | 1/31/15

----------------------------------------------------------------------------------------------------------------------------
                                                                            Pioneer Solutions - Balanced Fund
                                                              --------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year       Year      Year
                                                              1/31/15      Ended     Ended     Ended      Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12    7/31/11   7/31/10
----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 11.82      $ 10.92   $  9.77   $ 10.07    $  9.10   $  8.29
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.20      $  0.09   $  0.12   $  0.10    $  0.09   $  0.09
   Net realized and unrealized gain (loss) on investments       (0.27)        0.96      1.19     (0.22)      1.01      0.94
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.07)     $  1.05   $  1.31   $ (0.12)   $  1.10   $  1.03
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.29)     $ (0.15)  $ (0.16)  $ (0.18)   $ (0.13)  $ (0.22)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.29)     $ (0.15)  $ (0.16)  $ (0.18)   $ (0.13)  $ (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.36)     $  0.90   $  1.15   $ (0.30)   $  0.97   $  0.81
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.46      $ 11.82   $ 10.92   $  9.77    $ 10.07   $  9.10
============================================================================================================================
Total return*                                                   (0.65)%**     9.70%    13.56%    (1.08)%    12.12%    12.43%
Ratio of net expenses to average net assets+                     1.33%***     1.33%     1.34%     1.41%      1.40%     1.44%
Ratio of net investment income to average net assets+            3.42%***     0.81%     1.15%     1.06%      0.89%     0.98%
Portfolio turnover rate                                            39%          10%        9%        9%        14%       10%
Net assets, end of period (in thousands)                      $76,470      $75,377   $64,989   $53,594    $52,059   $43,725
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  1.33%***     1.33%     1.34%     1.41%      1.40%     1.44%
   Net investment income                                         3.42%***     0.87%     1.15%     1.06%      0.89%     0.98%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 51

------------------------------------------------------------------------------------------------------------------------------
                                                                               Pioneer Solutions - Balanced Fund
                                                              ----------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year         Year      Year
                                                              1/31/15      Ended     Ended     Ended        Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12      7/31/11   7/31/10
------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 12.88      $ 11.86   $ 10.58   $ 10.88      $  9.80   $  8.89
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.29      $  0.23   $  0.25   $  0.22      $  0.21   $  0.20
   Net realized and unrealized gain (loss) on investments       (0.30)        1.03      1.28     (0.23)        1.09      1.02
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.01)     $  1.26   $  1.53   $ (0.01)     $  1.30   $  1.22
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.40)     $ (0.24)  $ (0.25)  $ (0.29)     $ (0.22)  $ (0.31)
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.40)     $ (0.24)  $ (0.25)  $ (0.29)     $ (0.22)  $ (0.31)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.41)     $  1.02   $  1.28   $ (0.30)     $  1.08   $  0.91
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 12.47      $ 12.88   $ 11.86   $ 10.58      $ 10.88   $  9.80
==============================================================================================================================
Total return*                                                   (0.14)%**    10.68%    14.68%     0.00%(b)    13.37%    13.75%
Ratio of net expenses to average net assets+                     0.29%***     0.40%     0.36%     0.38%        0.32%     0.33%
Ratio of net investment income to average net assets+            4.54%***     1.88%     2.26%     2.14%        2.00%     2.10%
Portfolio turnover rate                                            39%          10%        9%        9%          14%       10%
Net assets, end of period (in thousands)                      $ 3,197      $ 3,239   $ 4,134   $ 5,208      $ 8,069   $ 8,120
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.29%***     0.40%     0.36%     0.38%        0.32%     0.33%
   Net investment income                                         4.54%***     1.88%     2.26%     2.14%        2.00%     2.10%
==============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

(b)   Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

52 Pioneer Solutions Funds| Semiannual Report | 1/31/15

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Pioneer Solutions - Growth Fund
                                                              ---------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year       Year       Year        Year       Year
                                                               1/31/15       Ended      Ended      Ended       Ended      Ended
                                                               (unaudited)   7/31/14    7/31/13    7/31/12     7/31/11    7/31/10
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $  13.60      $  12.32   $  10.75   $  11.09    $   9.77   $   8.74
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $   0.40      $   0.16   $   0.17   $   0.14    $   0.12   $   0.11
   Net realized and unrealized gain (loss) on investments         (0.43)         1.31       1.57      (0.29)       1.33       1.10
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  (0.03)     $   1.47   $   1.74   $  (0.15)   $   1.45   $   1.21
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $  (0.43)     $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)  $  (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $  (0.43)     $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)  $  (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  (0.46)     $   1.28   $   1.57   $  (0.34)   $   1.32   $   1.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  13.14      $  13.60   $  12.32   $  10.75    $  11.09   $   9.77
===================================================================================================================================
Total return*                                                     (0.24)%**     11.96%     16.40%     (1.31)%     14.85%     13.90%
Ratio of net expenses to average net assets+                       0.67%***      0.68%      0.69%      0.76%       0.76%      0.79%
Ratio of net investment income to average net assets+              5.87%***      1.24%      1.50%      1.29%       1.11%      1.12%
Portfolio turnover rate                                              52%            8%         6%         7%         12%        11%
Net assets, end of period (in thousands)                       $268,674      $163,349   $149,586   $134,988    $140,979   $125,433
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                    0.67%***      0.68%      0.69%      0.76%       0.76%      0.80%
   Net investment income                                           5.87%***      1.24%      1.50%      1.29%       1.11%      1.11%
===================================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 53

----------------------------------------------------------------------------------------------------------------------------
                                                                              Pioneer Solutions - Growth Fund
                                                              --------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year       Year      Year
                                                              1/31/15      Ended     Ended     Ended      Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12    7/31/11   7/31/10
----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $ 12.82      $ 11.65   $ 10.18   $ 10.50    $  9.26   $  8.30
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.29      $  0.06   $  0.09   $  0.06    $  0.04   $  0.04
   Net realized and unrealized gain (loss) on investments       (0.35)        1.23      1.48     (0.27)      1.26      1.04
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.06)     $  1.29   $  1.57   $ (0.21)   $  1.30   $  1.08
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.29)     $ (0.12)  $ (0.10)  $ (0.11)   $ (0.06)  $ (0.12)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.29)     $ (0.12)  $ (0.10)  $ (0.11)   $ (0.06)  $ (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.35)     $  1.17   $  1.47   $ (0.32)   $  1.24   $  0.96
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 12.47      $ 12.82   $ 11.65   $ 10.18    $ 10.50   $  9.26
============================================================================================================================
Total return*                                                   (0.51)%**    11.09%    15.58%    (1.91)%    14.10%    13.08%
Ratio of net expenses to average net assets+                     1.34%***     1.37%     1.40%     1.46%      1.46%     1.51%
Ratio of net investment income to average net assets+            4.45%***     0.46%     0.78%     0.59%      0.40%     0.40%
Portfolio turnover rate                                            52%           8%        6%        7%        12%       11%
Net assets, end of period (in thousands)                      $88,303      $63,333   $53,032   $45,570    $48,586   $43,087
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  1.34%***     1.37%     1.40%     1.46%      1.46%     1.51%
   Net investment income                                         4.45%***     0.46%     0.78%     0.59%      0.40%     0.40%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**    Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

54 Pioneer Solutions Funds| Semiannual Report | 1/31/15

----------------------------------------------------------------------------------------------------------------------------
                                                                          Pioneer Solutions - Growth Fund
                                                              --------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year      Year       Year      Year
                                                              1/31/15      Ended     Ended     Ended      Ended     Ended
                                                              (unaudited)  7/31/14   7/31/13   7/31/12    7/31/11   7/31/10
----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $ 13.88      $ 12.56   $ 10.95   $ 11.45    $ 10.07   $  9.00
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.38      $  0.28   $  0.20   $  0.17    $  0.17   $  0.15
   Net realized and unrealized gain (loss) on investments       (0.38)        1.25      1.61     (0.44)      1.37      1.14
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.00)(b)  $  1.53   $  1.81   $ (0.27)   $  1.54   $  1.29
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.49)     $ (0.21)  $ (0.20)  $ (0.23)   $ (0.16)  $ (0.22)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.49)     $ (0.21)  $ (0.20)  $ (0.23)   $ (0.16)  $ (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (0.49)     $  1.32   $  1.61   $ (0.50)   $  1.38   $  1.07
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 13.39      $ 13.88   $ 12.56   $ 10.95    $ 11.45   $ 10.07
============================================================================================================================
Total return*                                                   (0.08)%**    12.25%    16.70%    (2.28)%    15.39%    14.33%
Ratio of net expenses to average net assets+                     0.35%***     0.40%     0.44%     0.50%      0.36%     0.39%
Ratio of net investment income to average net assets+            5.49%***     2.10%     1.71%     1.60%      1.58%     1.54%
Portfolio turnover rate                                            52%           8%        6%        7%        12%       11%
Net assets, end of period (in thousands)                      $ 1,363      $ 1,031   $ 1,314   $ 2,012    $ 1,947   $ 2,508
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                  0.35%***     0.40%     0.44%     0.50%      0.36%     0.39%
   Net investment income                                         5.49%***     2.10%     1.71%     1.60%      1.58%     1.54%
============================================================================================================================

(a)   Calculated using average shares outstanding for the period.

(b)   Amount rounds to less than $(0.01).

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. ** Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***   Annualized.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 55

Notes to Financial Statements | 1/31/15

1. Organization and Significant Accounting Policies

Pioneer Asset Allocation Trust (formerly known as Pioneer Ibbotson Asset Allocation Series) (the "Trust") is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate funds (each, a "Fund," and collectively, the "Funds"), each issuing three classes of shares as follows:

Pioneer Solutions - Conservative Fund (formerly Pioneer Ibbotson Conservative Allocation Fund ("Conservative Fund")

Pioneer Solutions - Growth Fund (formerly Pioneer Ibbotson Growth Allocation
Fund) ("Growth Fund")

Pioneer Solutions - Balanced Fund (formerly Pioneer Ibbotson Moderate Allocation
Fund) ("Balanced Fund")

The investment objective of each of the Conservative Fund, the Growth Fund and the Balanced Fund is to seek long-term capital growth and current income.

Each Fund is a "fund of funds." Each Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). Each Fund may also invest directly in securities and use derivatives. Each Fund invests mainly in funds managed by Pioneer Investment Management, Inc. (PIM). Each Fund may also invest in unaffiliated mutual funds or exchange- traded funds (ETFs). The Funds indirectly pay a portion of the expenses incurred by underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the applicable underlying funds.

Each Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a

56 Pioneer Solutions Funds| Semiannual Report | 1/31/15 shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.    Security Valuation

      Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
      (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Cash may include overnight time deposits at approved financial institutions.

B.    Investment Income and Transactions

      Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

      Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.    Foreign Currency Translation

      The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 57

D.    Forward Foreign Currency Contracts

      The Funds may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Funds' financial statements. The Funds record realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.    Federal Income Taxes

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

      The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

      The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2014 was as follows:

      ---------------------------------------------------------------------------
                                         Ordinary     Long-Term
      Fund                               Income       Capital Gains   Total
      ---------------------------------------------------------------------------
      Conservative Fund                  $1,928,874   $  --           $1,928,874
      Moderate Fund                       3,297,378      --            3,297,378
      Growth Fund                         2,829,661      --            2,829,661
      Aggressive Fund                     1,042,181      --            1,042,181

      The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2014:

      --------------------------------------------------------------------------------
                                                          Other         Net
                           Undistributed                  Book/Tax      Unrealized
                           Ordinary        Capital Loss   Temporary     Appreciation
      Fund                 Income          Carryforward   Differences   (Depreciation)
      --------------------------------------------------------------------------------
      Conservative Fund    $ 558,475       $   (958,206)  $  (875,880)  $9,463,668
      Moderate Fund        2,876,795        (22,069,624)   (2,587,618)  47,571,275
      Growth Fund          2,422,301        (31,221,768)   (1,617,662)  61,630,012
      Aggressive Fund        842,780        (24,127,121)   (1,594,201)  39,762,873


58 Pioneer Solutions Funds| Semiannual Report | 1/31/15

      The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

F.    Fund Shares

      The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2015:

      ---------------------------------------------------------------------------
      Fund                                                                Amount
      ---------------------------------------------------------------------------
      Conservative Fund                                                  $ 6,995
      Balanced Fund                                                       21,155
      Growth Fund                                                         39,652

G.    Class Allocations

      Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

      Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

H.    Risks

      Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more- established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Funds' principal risks. Please refer to that document when considering the Funds' principal risks.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 59

I.    Futures Contracts

      The Funds may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Funds are traded on a futures exchange. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange.

      The amount of cash deposited with the broker as collateral at January 31, 2015, were as follows:

      ---------------------------------------------------------------------------
                                 Conservative            Balanced       Growth
                                 Fund                    Fund           Fund
      ---------------------------------------------------------------------------
      Futures Collateral         $85,182                 $333,439       $592,024

     Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds, depending on the daily fluctuation in the value of the contracts, and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds realize a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the six months ended January 31, 2015, were as follows:

      ---------------------------------------------------------------------------
                                Conservative          Balanced        Growth
                                Fund                  Fund            Fund
      ---------------------------------------------------------------------------
                                $690,920              $3,785,846      $8,365,303

      At January 31, 2015, open futures contracts were as follows:

      Pioneer Solutions - Conservative Fund

      ---------------------------------------------------------------------------
                           Number of                              Unrealized
                           Contracts      Settlement              Appreciation
      Type                 Long/(Short)   Month       Value       (Depreciation)
      ---------------------------------------------------------------------------
       S&P 500 E-Mini       (3)           3/15        $(298,260)  $  5,430
       Euro Stoxx 50         4            3/15          151,274     18,339
       SPI 200              (4)           3/15         (431,195)   (33,379)
       Russell 2000 Mini     4            3/15          464,480     (9,728)
       Nikkei 225 (SGX)     10            3/15          751,064      2,559
      ---------------------------------------------------------------------------
                                                      $ 637,363   $(16,779)
      ---------------------------------------------------------------------------

60 Pioneer Solutions Funds| Semiannual Report | 1/31/15

      Pioneer Solutions - Balanced Fund

      ----------------------------------------------------------------------------
                           Number of                               Unrealized
                           Contracts     Settlement                Appreciation
      Type                 Long/(Short)  Month       Value         (Depreciation)
      ----------------------------------------------------------------------------
       S&P 500 E-Mini      (15)          3/15        $(1,491,300)  $  27,148
       Euro Stoxx 50         9           3/15            340,367      41,263
       SPI 200             (12)          3/15         (1,293,586)   (100,135)
       Russell 2000 Mini    14           3/15          1,625,680     (34,049)
       Nikkei 225 (SGX)     60           3/15          4,506,383      15,352
      ----------------------------------------------------------------------------
                                                     $ 3,687,544   $ (50,421)
      ----------------------------------------------------------------------------

      Pioneer Solutions - Growth Fund

      ----------------------------------------------------------------------------
                           Number of                                Unrealized
                           Contracts     Settlement                 Appreciation
      Type                 Long/(Short)  Month       Value          (Depreciation)
      ----------------------------------------------------------------------------
       S&P 500 E-Mini       (24)         3/15        $(2,386,080)   $   43,437
       Euro Stoxx 50         17          3/15            642,916        77,941
       SPI 200              (18)         3/15         (1,940,379)     (150,203)
       Russell 2000 Mini     23          3/15          2,670,760       (55,938)
       Nikkei 225 (SGX)     123          3/15          9,238,085        31,472
      ----------------------------------------------------------------------------
                                                     $ 8,225,302    $  (53,291)
      ----------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees for each Fund are calculated daily at an annual rate equal to 0.13% of the fund's average daily net assets up to $2.5 billion; 0.11% of the fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of the fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of the fund's average daily net assets over $5.5 billion.

For the six months ended January 31, 2015, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the six months ended January 31, 2015 are reflected in the Statements of Operations.

Prior to November 17, 2014, Ibbotson Associates, Inc. (Ibbotson) provided sub-advisory services to each Fund pursuant to a sub-advisory agreement between PIM and Ibbotson. PIM, not the Funds, paid a portion of the fee it received from each Fund to Ibbotson as compensation for Ibbotson's services to the Funds. Effective November 17, 2014, PIM assumed direct responsibility for day-to-day management of the Funds' portfolios.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 61

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at January 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $10,176
Balanced Fund                                                             31,430
Growth Fund                                                               49,916

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                                               Class A             Class C
--------------------------------------------------------------------------------
Conservative Fund                                  0.70%               1.45%
Balanced Fund                                      0.70%               1.45%
Growth Fund                                        0.70%               1.45%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 3,267
Balanced Fund                                                             24,345
Growth Fund                                                                7,152

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or

62 Pioneer Solutions Funds| Semiannual Report | 1/31/15 distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 30,585
Balanced Fund                                                             98,066
Growth Fund                                                              137,444

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2015, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $  868
Balanced Fund                                                              2,115
Growth Fund                                                                8,328

5. Forward Foreign Currency Contracts

At January 31, 2015, the Funds had entered into various forward foreign currency contracts that obligate the Funds to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Funds may close out such contract by entering into an offsetting contract.

The average value of contracts open during the six months ended January 31, 2015, were as follows:

--------------------------------------------------------------------------------
                            Conservative           Balanced         Growth
                            Fund                   Fund             Fund
--------------------------------------------------------------------------------
                            $31,024,967            $59,696,662      $11,977,011

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 63

Open forward foreign currency contracts at January 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                    US $ Value    Net
Currency                            Purchased/     Book           Settlement  at            Unrealized
Description         Counterparty    Sold           Value          Date        1/31/15       Appreciation
---------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank       (520,000)  $   (412,782)  4/17/15     $  (402,660)  $  10,122
AUD (Australian
  Dollar)           Barclays Bank     (1,530,000)    (1,237,878)  4/17/15      (1,184,749)     53,129
AUD (Australian
  Dollar)           Goldman Sachs       (550,000)      (445,617)  4/17/15        (425,890)     19,727
EUR (Euro)          Barclays Bank       (273,749)      (325,940)  4/17/15        (309,339)     16,601
EUR (Euro)          Barclays Bank       (274,453)      (325,000)  4/17/15        (310,135)     14,865
EUR (Euro)          Barclays Bank       (323,845)      (386,089)  4/17/15        (365,949)     20,140
GBP (British
  Pound)            Barclays Bank       (255,211)      (386,056)  4/17/15        (384,074)      1,982
KRW (Korean
  Won)              Barclays Bank   (457,422,000)      (420,000)  2/13/15        (414,559)      5,441
KRW (Korean
  Won)              Morgan Stanley  (455,364,000)      (420,000)  2/13/15        (412,694)      7,306
NZD (New
  Zealand Dollar)   Barclays Bank       (493,757)      (381,847)  4/17/15        (356,412)     25,435
NZD (New
  Zealand Dollar)   Barclays Bank     (2,195,198)    (1,662,604)  4/17/15      (1,584,577)     78,027
NZD (New
  Zealand Dollar)   Goldman Sachs       (275,000)      (204,002)  4/17/15        (198,505)      5,497
SEK (Swedish
  Krona)            Barclays Bank     (3,093,464)      (383,859)  4/17/15        (373,966)      9,893
---------------------------------------------------------------------------------------------------------
  Total                                                                                     $ 268,165
=========================================================================================================

---------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                    US $ Value    Net
Currency                            Purchased/     Book           Settlement  at            Unrealized
Description         Counterparty    Sold           Value          Date        1/31/15       Depreciation
---------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank      2,080,000   $ 1,662,604    4/17/15     $ 1,610,639   $ (51,965)
CAD (Canadian
  Dollar)           Barclays Bank       512,025        412,782    4/17/15         403,336      (9,446)
CAD (Canadian
  Dollar)           Barclays Bank       385,000        325,940    4/17/15         303,275     (22,665)
CAD (Canadian
  Dollar)           Goldman Sachs       252,993        204,002    4/17/15         199,289      (4,713)
EUR (Euro)          Barclays Bank       326,240        386,056    4/17/15         368,655     (17,401)
EUR (Euro)          Barclays Bank       325,097        383,859    4/17/15         367,364     (16,495)
EUR (Euro)          Barclays Bank       323,393        381,847    4/17/15         365,439     (16,408)
NOK (Norwegian
  Krone)            Barclays Bank      2,940,028       386,089    4/17/15         379,729      (6,360)
NZD (New
  Zealand Dollar)   Barclays Bank      1,643,884     1,237,878    4/17/15       1,186,617     (51,261)
NZD (New
  Zealand Dollar)   Goldman Sachs       588,390        445,617    4/17/15         424,722     (20,895)
---------------------------------------------------------------------------------------------------------
  Total                                                                                     $(217,609)
=========================================================================================================

64 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Balanced Fund

------------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value     Net
Currency                            Purchased/       Book          Settlement   at             Unrealized
Description         Counterparty    Sold             Value         Date         1/31/15        Appreciation
------------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank       (1,565,000)  $(1,242,317)  4/17/15      $(1,211,851)   $  30,466
AUD (Australian
  Dollar)           Goldman Sachs       (1,580,000)   (1,280,136)  4/17/15       (1,223,466)      56,670
AUD (Australian
  Dollar)           Barclays Bank       (4,710,000)   (3,812,244)  4/17/15       (3,647,167)     165,077
EUR (Euro)          Barclays Bank         (835,466)     (994,751)  4/17/15         (944,087)      50,664
EUR (Euro)          Barclays Bank         (844,470)   (1,000,000)  4/17/15         (954,261)      45,739
EUR (Euro)          Barclays Bank         (984,002)   (1,173,130)  4/17/15       (1,111,935)      61,195
GBP (British
  Pound)            Barclays Bank         (775,457)   (1,173,029)  4/17/15       (1,167,006)       6,023
KRW (Korean
  Won)              Barclays Bank   (1,383,157,000)   (1,270,000)  2/13/15       (1,253,548)      16,452
KRW (Korean         Morgan
  Won)              Stanley         (1,376,934,000)   (1,270,000)  2/13/15       (1,247,908)      22,092
NZD (New
  Zealand Dollar)   Barclays Bank       (1,500,279)   (1,160,240)  4/17/15       (1,082,958)      77,282
NZD (New
  Zealand Dollar)   Barclays Bank       (6,638,250)   (5,051,682)  4/17/15       (4,791,739)     259,943
NZD (New
  Zealand Dollar)   Goldman Sachs         (830,000)     (615,715)  4/17/15         (599,125)      16,590
SEK (Swedish
  Krona)            Barclays Bank       (9,399,478)   (1,166,353)  4/17/15       (1,136,294)      30,059
------------------------------------------------------------------------------------------------------------
  Total                                                                                        $ 838,252
============================================================================================================

------------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value     Net
Currency                            Purchased/       Book          Settlement   at             Unrealized
Description         Counterparty    Sold             Value         Date         1/31/15        Depreciation
------------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank        6,290,000   $ 5,051,682   4/17/15      $ 4,870,634    $(181,048)
CAD (Canadian
  Dollar)           Barclays Bank        1,540,999     1,242,317   4/17/15        1,213,886      (28,431)
CAD (Canadian
  Dollar)           Barclays Bank        1,175,000       994,751   4/17/15          925,579      (69,172)
CAD (Canadian
  Dollar)           Goldman Sachs          763,579       615,715   4/17/15          601,491      (14,224)
CAD (Canadian
  Dollar)           Morgan Stanley         753,682       595,961   4/17/15          593,695       (2,266)
EUR (Euro)          Barclays Bank          991,278     1,173,029   4/17/15        1,120,157      (52,872)
EUR (Euro)          Barclays Bank          987,807     1,166,353   4/17/15        1,116,234      (50,119)
EUR (Euro)          Barclays Bank          982,630     1,160,240   4/17/15        1,110,384      (49,856)
NOK (Norwegian
  Krone)            Barclays Bank        8,933,264     1,173,130   4/17/15        1,153,806      (19,324)
NZD (New
  Zealand Dollar)   Barclays Bank        5,060,516     3,812,244   4/17/15        3,652,871     (159,373)
NZD (New
  Zealand Dollar)   Goldman Sachs        1,690,284     1,280,136   4/17/15        1,220,110      (60,026)
NZD (New
  Zealand Dollar)   Morgan Stanley        (830,000)     (595,961)  4/17/15         (599,126)      (3,165)
------------------------------------------------------------------------------------------------------------
  Total                                                                                        $(689,876)
============================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 65

Pioneer Solutions - Growth Fund

------------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value     Net
Currency                            Purchased/       Book          Settlement   at             Unrealized
Description         Counterparty    Sold             Value         Date         1/31/15        Appreciation
------------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank       (2,570,000)  $(2,040,111)  4/17/15      $(1,990,068)   $   50,043
AUD (Australian
  Dollar)           Goldman Sachs       (2,590,000)   (2,098,452)  4/17/15       (2,005,556)       92,896
AUD (Australian
  Dollar)           Barclays Bank       (7,680,000)   (6,215,921)  4/17/15       (5,946,975)      268,946
EUR (Euro)          Barclays Bank       (1,361,633)   (1,621,233)  4/17/15       (1,538,662)       82,571
EUR (Euro)          Barclays Bank       (1,368,041)   (1,620,000)  4/17/15       (1,545,903)       74,097
EUR (Euro)          Barclays Bank       (1,607,683)   (1,916,683)  4/17/15       (1,816,702)       99,981
GBP (British
  Pound)            Barclays Bank       (1,266,957)   (1,916,518)  4/17/15       (1,906,678)        9,840
KRW (Korean         Morgan
  Won)              Stanley         (2,244,294,000)   (2,070,000)  2/13/15       (2,033,992)       36,008
KRW (Korean
  Won)              Barclays Bank   (2,254,437,000)   (2,070,000)  2/13/15       (2,043,184)       26,816
NZD (New
  Zealand Dollar)   Goldman Sachs       (1,360,000)   (1,008,883)  4/17/15         (981,699)       27,184
NZD (New
  Zealand Dollar)   Barclays Bank       (2,451,187)   (1,895,624)  4/17/15       (1,769,359)      126,265
NZD (New
  Zealand Dollar)   Barclays Bank      (10,838,656)   (8,209,172)  4/17/15       (7,823,750)      385,422
SEK (Swedish
  Krona)            Barclays Bank      (15,357,060)   (1,905,612)  4/17/15       (1,856,501)       49,111
------------------------------------------------------------------------------------------------------------
  Total                                                                                        $1,329,180
============================================================================================================

------------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value     Net
Currency                            Purchased/       Book          Settlement   at             Unrealized
Description         Counterparty    Sold             Value         Date         1/31/15        Depreciation
------------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)           Barclays Bank       10,270,000   $ 8,209,172   4/17/15      $ 7,952,529    $  (256,643)
CAD (Canadian
  Dollar)           Barclays Bank        2,530,598     2,040,111   4/17/15        1,993,419        (46,692)
CAD (Canadian
  Dollar)           Barclays Bank        1,915,000     1,621,233   4/17/15        1,508,497       (112,736)
CAD (Canadian
  Dollar)           Goldman Sachs        1,251,166     1,008,883   4/17/15          985,577        (23,306)
EUR (Euro)          Barclays Bank        1,619,570     1,916,518   4/17/15        1,830,134        (86,384)
EUR (Euro)          Barclays Bank        1,613,899     1,905,612   4/17/15        1,823,727        (81,885)
EUR (Euro)          Barclays Bank        1,605,441     1,895,624   4/17/15        1,814,168        (81,456)
NOK (Norwegian
  Krone)            Barclays Bank       14,595,350     1,916,683   4/17/15        1,885,111        (31,572)
NZD (New
  Zealand Dollar)   Barclays Bank        8,251,552     6,215,921   4/17/15        5,956,282       (259,639)
NZD (New
  Zealand Dollar)   Goldman Sachs        2,770,782     2,098,452   4/17/15        2,000,055        (98,397)
------------------------------------------------------------------------------------------------------------
  Total                                                                                        $(1,078,710)
============================================================================================================

66 Pioneer Solutions Funds| Semiannual Report | 1/31/15

6. Assets and Liabilities Offsetting

Financial instruments subject to an enforceable master netting agreement have been offset on the Statements of Assets and Liabilities. The following charts show gross assets and liabilities as of January 31, 2015:

Pioneer Solutions - Conservative Fund

-------------------------------------------------------------------------------------------------
Assets:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Assets        Liabilities   Liabilities    Instruments   Received     Amount
-------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $268,165      $  --         $  --          $  --         $  --        $268,165
-------------------------------------------------------------------------------------------------
                  $268,165      $  --         $  --          $  --         $  --        $268,165
=================================================================================================

-------------------------------------------------------------------------------------------------
Liabilities:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Liabilities   Liabilities   Liabilities    Instruments   Received     Amount
-------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $217,609      $  --         $  --          $  --         $  --        $217,609
-------------------------------------------------------------------------------------------------
                  $217,609      $  --         $  --          $  --         $  --        $217,609
=================================================================================================

Pioneer Solutions - Balanced Fund

-------------------------------------------------------------------------------------------------
Assets:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Assets        Liabilities   Liabilities    Instruments   Received     Amount
-------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $838,252      $  --         $  --          $  --         $  --        $838,252
-------------------------------------------------------------------------------------------------
                  $838,252      $  --         $  --          $  --         $  --        $838,252
=================================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 67

-------------------------------------------------------------------------------------------------
Liabilities:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Liabilities   Liabilities   Liabilities    Instruments   Received     Amount
-------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $689,876      $  --         $  --          $  --         $  --        $689,876
-------------------------------------------------------------------------------------------------
                  $689,876      $  --         $  --          $  --         $  --        $689,876
=================================================================================================

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------------
Assets:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Assets        Liabilities   Liabilities    Instruments   Received     Amount
---------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $1,329,180    $  --         $  --          $  --         $  --        $1,329,180
---------------------------------------------------------------------------------------------------
                  $1,329,180    $  --         $  --          $  --         $  --        $1,329,180
===================================================================================================

---------------------------------------------------------------------------------------------------
Liabilities:
                                Gross         Net
                                Amounts       Amounts of      Gross Amounts Not Offset
                                Offset        Assets            in the Statement of
                                in the        Presented        Assets and Liabilities
                  Gross         Statement     in the         -------------------------
                  Amounts of    Of Assets     Statement of                 Cash
                  Recognized    and           Assets and     Financial     Collateral   Net
Description       Liabilities   Liabilities   Liabilities    Instruments   Received     Amount
---------------------------------------------------------------------------------------------------
Forward foreign
   currency
   contracts      $1,078,710    $  --         $  --          $  --         $  --        $1,078,710
---------------------------------------------------------------------------------------------------
                  $1,078,710    $  --         $  --          $  --         $  --        $1,078,710
===================================================================================================

68 Pioneer Solutions Funds| Semiannual Report | 1/31/15

7. Additional Disclosures about Derivative Instruments and Hedging Activities:

Values of derivative instruments as of January 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

-------------------------------------------------------------------------------------------
Derivatives not
accounted for as             Asset Derivatives 2015          Liabilities Derivatives 2015
Hedging instruments          ----------------------------    ------------------------------
Under Accounting             Statement of Assets             Statement of Assets
Standards Codification       and Liabilities                 and Liabilities
(ASC) 815                    Location            Value       Location            Value
-------------------------------------------------------------------------------------------
Forward foreign              Net unrealized                  Net unrealized
 currency contracts          appreciation on                 depreciation on
                             forward foreign                 forward foreign
                             currency contracts  $268,165    currency contracts  $(217,609)
Futures contracts            Net unrealized                  Net unrealized
                             appreciation on                 depreciation on
                             futures contracts   $     --    futures contracts   $ (16,779)
-------------------------------------------------------------------------------------------
Total                                            $268,165                        $(234,388)
===========================================================================================

Pioneer Solutions - Balanced Fund

-------------------------------------------------------------------------------------------
Derivatives not
accounted for as             Asset Derivatives 2015          Liabilities Derivatives 2015
Hedging instruments          ----------------------------    ------------------------------
Under Accounting             Statement of Assets             Statement of Assets
Standards Codification       and Liabilities                 and Liabilities
(ASC) 815                    Location            Value       Location            Value
-------------------------------------------------------------------------------------------
Forward foreign              Net unrealized                  Net unrealized
 currency contracts          appreciation on                 depreciation on
                             forward foreign                 forward foreign
                             currency contracts  $838,252    currency contracts  $(689,876)
Futures contracts            Net unrealized                  Net unrealized
                             appreciation on                 depreciation on
                             futures contracts   $     --    futures contracts   $ (50,421)
-------------------------------------------------------------------------------------------
Total                                            $838,252                        $(740,297)
===========================================================================================

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------
Derivatives not
accounted for as             Asset Derivatives 2015          Liabilities Derivatives 2015
Hedging instruments          ----------------------------    --------------------------------
Under Accounting             Statement of Assets             Statement of Assets
Standards Codification       and Liabilities                 and Liabilities
(ASC) 815                    Location            Value       Location            Value
---------------------------------------------------------------------------------------------
Forward foreign              Net unrealized                  Net unrealized
 currency contracts          appreciation on                 depreciation on
                             forward foreign                 forward foreign
                             currency contracts  $1,329,180  currency contracts  $(1,078,710)
Futures contracts            Net unrealized                  Net unrealized
                             appreciation on                 depreciation on
                             futures contracts   $       --  futures contracts   $   (53,291)
---------------------------------------------------------------------------------------------
Total                                            $1,329,180                      $(1,132,001)
=============================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 69

The effect of derivative instruments on the Statements of Operations for the six months ended January 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

-----------------------------------------------------------------------------------------------
                                                                                Change in
Derivatives Not                                                   Realized      Unrealized
Accounted for as                                                  Gain or       Appreciation or
Hedging Instruments                                               (Loss) on     (Depreciation)
Under Accounting          Location of Gain or (Loss)              Derivatives   on Derivatives
Standards Codification    on Derivatives Recognized               Recognized    Recognized
(ASC) 815                 in Income                               in Income     in Income
-----------------------------------------------------------------------------------------------
Forward foreign           Net realized gain (loss) on forward
  currency contracts      foreign currency contracts and other
                          assets and liabilities denominated
                          in foreign currency                     $(125,783)
Forward foreign           Change in net unrealized appreciation
 currency contracts       (depreciation) on forward foreign
                          currency contracts                                    $ 50,556
Futures contracts         Net realized gain (loss) on futures
                          contracts                               $  (5,407)
Futures contracts         Change in unrealized appreciation
                          (depreciation) on futures contracts                   $(16,779)
-----------------------------------------------------------------------------------------------
Total                                                             $(131,190)    $ 33,777
===============================================================================================

Pioneer Solutions - Balanced Fund

------------------------------------------------------------------------------------------------
                                                                                 Change in
Derivatives Not                                                   Realized       Unrealized
Accounted for as                                                  Gain or        Appreciation or
Hedging Instruments                                               (Loss) on      (Depreciation)
Under Accounting          Location of Gain or (Loss)              Derivatives    on Derivatives
Standards Codification    on Derivatives Recognized               Recognized     Recognized
(ASC) 815                 in Income                               in Income      in Income
------------------------------------------------------------------------------------------------
Forward foreign           Net realized gain (loss) on forward
  currency contracts      foreign currency contracts and other
                          assets and liabilities denominated
                          in foreign currency                     $(382,926)
Forward foreign           Change in net unrealized appreciation
 currency contracts       (depreciation) on forward foreign
                          currency contracts                                     $148,376
Futures contracts         Net realized gain (loss) on futures
                          contracts                               $     321
Futures contracts         Change in unrealized appreciation
                          (depreciation) on futures contracts                    $(50,421)
------------------------------------------------------------------------------------------------
Total                                                             $(382,605)     $ 97,955
================================================================================================

70 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------
                                                                             Change in
Derivatives Not                                                 Realized     Unrealized
Accounted for as                                                Gain or      Appreciation or
Hedging Instruments                                             (Loss) on    (Depreciation)
Under Accounting         Location of Gain or (Loss)             Derivatives  on Derivatives
Standards Codification   on Derivatives Recognized              Recognized   Recognized
(ASC) 815                in Income                              in Income    in Income
--------------------------------------------------------------------------------------------
Forward foreign          Net realized gain (loss) on forward
  currency contracts     foreign currency contracts             $(628,783)
Forward foreign          Change in net unrealized appreciation
  currency contracts     (depreciation) on forward foreign
                         currency contracts                                  $ 250,470
Futures contracts        Net realized gain (loss) on futures
                         contracts                              $ (11,802)
Futures contracts        Change in unrealized appreciation
                         (depreciation) on futures contracts                 $ (53,291)
--------------------------------------------------------------------------------------------
Total                                                           $(640,585)   $ 197,179
============================================================================================

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 71

8. Transactions in Underlying Funds

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------------------
                                                  Beginning  Acquisitions Dispositions Ending
Underlying Funds (Affiliated)                     Shares     Shares       Shares       Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                --  1,632,437            --   1,632,437
Pioneer Bond Fund Class Y                         1,686,460     51,822    (1,738,282)         --
Pioneer Core Equity Fund Class Y                     85,125      3,785       (88,910)         --
Pioneer Disciplined Growth Fund Class Y              40,153      1,225       (41,378)         --
Pioneer Disciplined Value Fund Class Y              137,391      7,815      (145,206)         --
Pioneer Dynamic Credit Fund Class Y                 285,961     18,481        (5,961)    298,481
Pioneer Emerging Markets Fund Class Y                25,794      3,321       (29,115)         --
Pioneer Equity Income Fund Class Y                   19,793    107,044        (1,372)    125,465
Pioneer Floating Rate Fund Class Y                  102,989      3,539          (700)    105,828
Pioneer Fund Class Y                                 51,306      2,390       (53,696)         --
Pioneer Fundamental Growth Fund Class Y              80,095    154,311      (118,536)    115,870
Pioneer Global Equity Fund Class Y                  204,577     11,661        (2,589)    213,649
Pioneer Global High Yield Fund Class Y              429,821     38,156       (60,623)    407,354
Pioneer Global Multisector Income Fund
    Class Y                                         128,640      4,871        (1,452)    132,059
Pioneer High Yield Fund Class Y                     196,990     25,978        (6,267)    216,701
Pioneer International Value Fund Class Y            213,873     19,262       (63,701)    169,434
Pioneer Mid Cap Value Fund Class Y                   47,879      3,309        (1,108)     50,080
Pioneer Multi-Asset Ultrashort Income Fund
    Class Y                                          71,202      1,897       (73,099)         --
Pioneer Real Estate Shares Class Y                   24,862     26,748        (4,748)     46,862
Pioneer Select Mid Cap Growth Fund
    Class Y                                          16,637        996       (17,633)         --
Pioneer Short Term Income Fund Class Y            1,116,706    111,260      (276,483)    951,483
Pioneer Strategic Income Fund Class K                    --    674,538        (5,580)    668,958
Pioneer Strategic Income Fund Class Y               646,085     21,105      (667,190)         --

72 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Conservative Fund

------------------------------------------------------------------------------------------------
                                           Realized       Capital Gain  Dividend     Ending
Underlying Funds (Affiliated)              Gain (Loss)    Distributions Income       Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                  $         --   $       --    $    91,446  $16,144,802
Pioneer Bond Fund Class Y                     1,175,745       68,727        192,831           --
Pioneer Core Equity Fund Class Y                766,925           --         18,853           --
Pioneer Disciplined Growth Fund Class Y         300,078       36,622             --           --
Pioneer Disciplined Value Fund Class Y           62,263      515,288             --           --
Pioneer Dynamic Credit Fund Class Y              (2,218)          --         59,229    2,847,509
Pioneer Emerging Markets Fund Class Y           138,885           --             --           --
Pioneer Equity Income Fund Class Y               10,473       70,230         48,259    4,268,328
Pioneer Floating Rate Fund Class Y                  (76)          --         14,380      718,575
Pioneer Fund Class Y                            256,836      338,332          6,266           --
Pioneer Fundamental Growth Fund
    Class Y                                     754,038       37,580         23,181    2,122,736
Pioneer Global Equity Fund Class Y                7,774           --         95,971    2,824,434
Pioneer Global High Yield Fund Class Y          (30,460)          --        132,821    3,649,894
Pioneer Global Multisector Income Fund
    Class Y                                        (654)      12,717         23,308    1,442,081
Pioneer High Yield Fund Class Y                  (6,714)     100,685         53,505    2,095,500
Pioneer International Value Fund Class Y        120,296           --        298,083    3,476,793
Pioneer Mid Cap Value Fund Class Y                6,398      154,822         10,286    1,348,151
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                                    375           --          2,788           --
Pioneer Real Estate Shares Class Y               27,425       39,352         14,101    1,475,699
Pioneer Select Mid Cap Growth Fund
    Class Y                                     309,010       96,748             --           --
Pioneer Short Term Income Fund Class Y          (31,437)          --        115,155    9,134,241
Pioneer Strategic Income Fund Class K              (167)          --         45,793    7,218,057
Pioneer Strategic Income Fund Class Y
                                                207,274       98,555        103,438           --
                                           ------------   ----------    -----------  -----------
                                           $  4,072,069   $1,569,658    $ 1,349,694  $58,766,800
                                           ------------   ----------    -----------  -----------

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 73

Pioneer Solutions - Balanced Fund

------------------------------------------------------------------------------------------------
                                             Beginning     Acquisitions Dispositions   Ending
Underlying Funds (Affiliated)                Shares        Shares       Shares         Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                           --     2,500,316            --     2,500,316
Pioneer Bond Fund Class Y                    2,717,659        33,202    (2,750,861)           --
Pioneer Core Equity Fund Class Y               274,648       369,290      (131,584)      512,354
Pioneer Disciplined Growth Fund Class Y        135,761            --      (135,761)           --
Pioneer Disciplined Value Fund Class Y         647,431         6,315      (653,746)           --
Pioneer Dynamic Credit Fund Class Y            868,250        27,508        (5,832)      889,926
Pioneer Emerging Markets Fund Class Y          411,785        21,763       (83,789)      349,759
Pioneer Equity Income Fund Class Y             125,210         8,374      (133,584)           --
Pioneer Fund Class Y                           165,627        23,982        (4,643)      184,966
Pioneer Fundamental Growth Fund
    Class Y                                    277,576       391,022       (80,339)      588,259
Pioneer Global Equity Fund Class Y           1,404,875         5,257      (144,620)    1,265,512
Pioneer Global High Yield Fund Class Y         892,387        15,169      (163,041)      744,515
Pioneer Global Multisector Income Fund
    Class Y                                    396,944         6,689        (4,490)      399,143
Pioneer High Yield Fund Class Y                407,607        39,698          (316)      446,989
Pioneer International Value Fund Class Y     1,257,978        33,787        (1,411)    1,290,354
Pioneer Mid Cap Value Fund Class Y             461,877         3,172      (103,158)      361,891
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                               217,409         4,003      (221,412)           --
Pioneer Real Estate Shares Class Y             200,085         3,905       (43,883)      160,107
Pioneer Select Mid Cap Growth Fund
    Class Y                                    112,473           437        (8,425)      104,485
Pioneer Short Term Income Fund Class Y       2,282,340        34,544       (31,581)    2,285,303
Pioneer Strategic Income Fund Class K               --       828,787            --       828,787
Pioneer Strategic Income Fund Class Y          788,862        18,136      (806,998)           --

74 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Balanced Fund

------------------------------------------------------------------------------------------------
                                        Realized        Capital Gain    Dividend    Ending
Underlying Funds (Affiliated)           Gain (Loss)     Distributions   Income      Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K               $         --    $         --    $  140,063  $ 24,728,125
Pioneer Bond Fund Class Y                  2,393,080         106,967       305,121            --
Pioneer Core Equity Fund Class Y             940,996              --       137,715     8,561,435
Pioneer Disciplined Growth Fund
    Class Y                                1,134,405         113,263            --            --
Pioneer Disciplined Value Fund Class Y     1,202,015       2,345,618            --            --
Pioneer Dynamic Credit Fund Class Y           (1,955)             --       176,263     8,489,897
Pioneer Emerging Markets Fund Class Y       (412,623)        520,587       187,217     7,285,480
Pioneer Equity Income Fund Class Y         1,784,470         417,028        29,867            --
Pioneer Fund Class Y                          24,651       1,035,305        42,967     6,634,727
Pioneer Fundamental Growth Fund
    Class Y                                  790,184         124,691        63,866    10,776,906
Pioneer Global Equity Fund Class Y           884,307              --       568,468    16,730,072
Pioneer Global High Yield Fund Class Y      (223,928)             --       267,544     6,670,854
Pioneer Global Multisector Income
    Fund Class Y                              (2,532)         38,437        70,782     4,358,641
Pioneer High Yield Fund Class Y                   (9)        210,397       108,818     4,322,380
Pioneer International Value Fund
    Class Y                                    2,877              --     1,688,558    26,478,071
Pioneer Mid Cap Value Fund Class Y           608,649       1,251,975        83,181     9,742,115
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                               2,055              --         8,462            --
Pioneer Real Estate Shares Class Y           166,189         301,007        63,274     5,041,754
Pioneer Select Mid Cap Growth Fund
    Class Y                                  178,449         587,488            --     4,023,721
Pioneer Short Term Income Fund
    Class Y                                   (2,213)             --       225,658    21,938,908
Pioneer Strategic Income Fund Class K             --              --        56,411     8,942,612
Pioneer Strategic Income Fund Class Y
                                             180,967         119,071       125,470            --
                                        ------------    ------------    ----------  ------------
                                        $  9,650,034    $  7,171,834    $4,349,705  $174,725,698
                                        ------------    ------------    ----------  ------------

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 75

Pioneer Solutions - Growth Fund

------------------------------------------------------------------------------------------------
                                             Beginning    Acquisitions  Dispositions   Ending
Underlying Funds (Affiliated)                Shares       Shares        Shares         Shares
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                           --    2,980,498             --     2,980,498
Pioneer Bond Fund Class Y                    2,514,354      701,271     (3,215,625)           --
Pioneer Core Equity Fund Class Y               524,733      841,790             --     1,366,523
Pioneer Disciplined Growth Fund Class Y        232,223      145,699       (377,922)           --
Pioneer Disciplined Value Fund Class Y         712,776      371,672     (1,084,448)           --
Pioneer Dynamic Credit Fund Class Y            161,684       19,891       (181,575)           --
Pioneer Emerging Markets Fund Class Y          631,523      535,567       (558,232)      608,858
Pioneer Equity Income Fund Class Y             213,458      110,148       (323,606)           --
Pioneer Fund Class Y                           186,671      125,236         (8,523)      303,384
Pioneer Fundamental Growth Fund
    Class Y                                    462,549    1,120,740        (38,457)    1,544,832
Pioneer Global Equity Fund Class Y           1,906,318    1,138,949       (254,517)    2,790,750
Pioneer Global High Yield Fund Class Y         458,523        7,768       (466,291)           --
Pioneer Global Multisector Income Fund
    Class Y                                    397,586        8,309             --       405,895
Pioneer High Yield Fund Class Y                206,145        4,163       (210,308)           --
Pioneer International Value Fund Class Y     1,541,503    1,115,110             --     2,656,613
Pioneer Mid Cap Value Fund Class Y             599,996      390,701       (145,299)      845,398
Pioneer Real Estate Shares Class Y             288,635      184,880        (22,703)      450,812
Pioneer Select Mid Cap Growth Fund
    Class Y                                    211,426       96,556        (69,810)      238,172
Pioneer Short Term Income Fund Class Y       1,567,403      388,744       (624,152)    1,331,995
Pioneer Strategic Income Fund Class K               --    1,187,684             --     1,187,684
Pioneer Strategic Income Fund Class Y          760,500      455,813     (1,216,313)           --

76 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Growth Fund

------------------------------------------------------------------------------------------------
                                          Realized        Capital Gain  Dividend    Ending
Underlying Funds (Affiliated)             Gain (Loss)     Distributions Income      Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 $          --   $        --   $  166,962  $ 29,477,125
Pioneer Bond Fund Class Y                     3,026,546       132,731      296,449            --
Pioneer Core Equity Fund Class Y                     --            --      248,470    22,834,595
Pioneer Disciplined Growth Fund
    Class Y                                   2,518,968       295,727           --            --
Pioneer Disciplined Value Fund Class Y        2,521,345     3,879,208           --            --
Pioneer Dynamic Credit Fund Class Y             (30,108)           --       15,632            --
Pioneer Emerging Markets Fund
    Class Y                                  (1,877,721)    1,174,288      422,305    12,682,508
Pioneer Equity Income Fund Class Y            4,606,161       990,924       50,597            --
Pioneer Fund Class Y                             13,608     1,744,518       60,602    10,882,370
Pioneer Fundamental Growth Fund
    Class Y                                     369,165       301,384      139,522    28,301,322
Pioneer Global Equity Fund Class Y            1,182,212            --    1,253,605    36,893,719
Pioneer Global High Yield Fund Class Y          680,768            --      138,326            --
Pioneer Global Multisector Income
    Fund Class Y                                     --        39,088       71,463     4,432,373
Pioneer High Yield Fund Class Y                 103,315            --       30,030            --
Pioneer International Value Fund Class Y             --            --    3,476,444    54,513,707
Pioneer Mid Cap Value Fund Class Y              843,765     2,613,549      173,645    22,758,120
Pioneer Real Estate Shares Class Y              105,949       700,742      134,921    14,196,065
Pioneer Select Mid Cap Growth Fund
    Class Y                                   1,455,254     1,439,487           --     9,172,023
Pioneer Short Term Income Fund
    Class Y                                     (66,385)           --      170,293    12,787,156
Pioneer Strategic Income Fund Class K                --            --       80,840    12,815,110
Pioneer Strategic Income Fund Class Y
                                                 37,526       181,265      132,055            --
                                          -------------   -----------   ----------  ------------
                                          $  15,490,368   $13,492,911   $7,062,161  $271,746,193
                                          -------------   -----------   ----------  ------------

9. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Trust, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Trust's independent registered public accounting firm for the fiscal year ending July 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Trust's independent registered public accounting firm, effective upon completion of the audit of the Trust's financial statements for the fiscal year ended July 31, 2013.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 77

During the periods that Ernst & Young LLP served as the Trust's independent registered public accounting firm, including the Trust's fiscal years ended July 31, 2013 and July 31, 2012, Ernst & Young LLP's reports on the financial statements of the Trust have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Funds were converted to Class A shares.

11. Reorganization Information

On November 14, 2014 ("Closing Date"), Pioneer Ibbotson Aggressive Allocation Fund ("Aggressive Fund") was reorganized into Growth Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the Aggressive Fund for shares of the Growth Fund. Shareowners holding Class A, Class C and Class Y shares of the Aggressive Fund received Class A, Class C and Class Y shares of the Growth Fund, respectively, in the reorganization. The investment portfolio of the Aggressive Fund, with an aggregate value of $128,596,529 and an identified cost of $88,931,762 at November 14, 2014, was the principal asset acquired by the Growth Fund.

For financial reporting purposes, assets received and shares issued by the Growth Fund were recorded at net asset value, however, the cost basis of the investments received from the Aggressive Fund was carried forward to align ongoing reporting of the Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

78 Pioneer Solutions Funds| Semiannual Report | 1/31/15

The following charts show the details of the reorganization as of the Closing
Date:

-----------------------------------------------------------------------------------------
                      Aggressive Fund        Growth Fund            Growth Fund
                      (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------
Net Assets
   Class A             $105,417,866           $171,483,703          $276,901,569
   Class C               22,944,724             64,868,995            87,813,719
   Class Y                  372,456              1,027,929             1,400,385
-----------------------------------------------------------------------------------------
Total Net Assets       $128,735,046           $237,380,627          $366,115,673
-----------------------------------------------------------------------------------------

Shares Outstanding
   Class A                7,524,857             12,612,148            20,137,005
   Class C                1,722,284              5,042,583             6,764,867
   Class Y                   26,428                 74,140               100,568
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                      Pre-conversion         Conversion             Post-conversion
                      Shares                 Ratio                  Shares
-----------------------------------------------------------------------------------------
   Class A               12,612,148          1.00                     20,137,005
   Class C                5,042,583          1.00                      6,764,867
   Class Y                   74,140          1.00                        100,568
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                             Exchange               Shares Issued
                                             Ratio                  in Reorganization
-----------------------------------------------------------------------------------------
   Class A                                   1.00                      7,524,857
   Class C                                   1.00                      1,722,284
   Class Y                                   1.00                         26,428
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                             Unrealized             Accumulated
                                             Appreciation on        Gain (Loss) on
                                             Closing Date           Closing Date
-----------------------------------------------------------------------------------------
   Aggressive                                $39,664,767            $(24,232,621)
   Growth                                    $62,059,622            $(30,765,442)
-----------------------------------------------------------------------------------------

Assuming the Reorganization had been completed on August 1, 2014, the beginning of the Fund's current fiscal period, the pro forma results of operations for the six months ended January 31, 2015, are as follows:

-----------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         $ 7,991,367
Net Realized and Unrealized Gains                                     (8,987,377)
-----------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                       $  (996,010)
-----------------------------------------------------------------------------------------

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Growth Fund that have been included in the Statements of Operations since the Reorganization was consummated.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 79

Pioneer Solutions - Conservative Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Conservative Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the

80 Pioneer Solutions Funds| Semiannual Report | 1/31/15 factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund and would be provided by PIM to the Fund following the implementation of investment strategy changes for the Fund and PIM's assumption of direct responsibility for portfolio management decisions for the Fund. The Trustees took into account the investment objective and current and proposed strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 81 concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees noted the Fund's relatively poor peer comparisons of total return over the 1-, 3- and 5-year periods, but indicated that they were satisfied with PIM's response to the Fund's performance issues. In particular, the Trustees noted that Ibbotson Associates, Inc. served as the Fund's sub-adviser for all periods under consideration. The Trustees noted that, in connection with the implementation of investment strategy changes for the Fund, PIM would assume direct responsibility for portfolio management decisions for the Fund.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. They noted that the Fund's non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

82 Pioneer Solutions Funds| Semiannual Report | 1/31/15

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 83 identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

84 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Pioneer Solutions - Balanced Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Balanced Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 85 factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund and would be provided by PIM to the Fund following the implementation of investment strategy changes for the Fund and PIM's assumption of direct responsibility for portfolio management decisions for the Fund. The Trustees took into account the investment objective and current and proposed strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's

86 Pioneer Solutions Funds| Semiannual Report | 1/31/15 performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees noted the Fund's relatively poor peer comparisons of total return over the 1-, 3- and 5-year periods, but indicated that they were satisfied with PIM's response to the Fund's performance issues. In particular, the Trustees noted that Ibbotson Associates, Inc. served as the Fund's sub-adviser for all periods under consideration. The Trustees noted that, in connection with the implementation of investment strategy changes for the Fund, PIM would assume direct responsibility for portfolio management decisions for the Fund.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the fifth quintile relative to its Morningstar peer group and in the fourth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. They noted that the Fund's non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 87

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee

88 Pioneer Solutions Funds| Semiannual Report | 1/31/15 schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 89

Pioneer Solutions - Growth Fund
Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Solutions - Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the

90 Pioneer Solutions Funds| Semiannual Report | 1/31/15 factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund and would be provided by PIM to the Fund following the implementation of investment strategy changes for the Fund and PIM's assumption of direct responsibility for portfolio management decisions for the Fund. The Trustees took into account the investment objective and current and proposed strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund and would provide services following the implementation of investment strategy changes for the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees confirmed that these

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 91 regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees noted the Fund's relatively poor peer comparisons of total return over the 1-, 3- and 5-year periods, but indicated that they were satisfied with PIM's response to the Fund's performance issues. In particular, the Trustees noted that Ibbotson Associates, Inc. served as the Fund's sub-adviser for all periods under consideration. The Trustees noted that, in connection with the implementation of investment strategy changes for the Fund, PIM would assume direct responsibility for portfolio management decisions for the Fund.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the fourth quintile relative to its Morningstar peer group and in the fifth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. They noted that the Fund's non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

92 Pioneer Solutions Funds| Semiannual Report | 1/31/15

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 93 identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

94 Pioneer Solutions Funds| Semiannual Report | 1/31/15

Trustees, Officers and Service Providers

Trustees                                 Advisory Trustee
Thomas J. Perna, Chairman                Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                     Officers
Margaret B.W. Graham                     Lisa M. Jones, President and Chief
Marguerite A. Piret                        Executive Officer
Fred J. Ricciardi                        Mark E. Bradley, Treasurer and
Kenneth J. Taubes                          Chief Financial and
                                           Accounting Officer
                                         Christopher J. Kelley, Secretary and
                                           Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Ms. Monchak is a non-voting Advisory Trustee.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 95

                           This page for your notes.

96 Pioneer Solutions Funds| Semiannual Report | 1/31/15

                           This page for your notes.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 97

                           This page for your notes.

98 Pioneer Solutions Funds| Semiannual Report | 1/31/15

                           This page for your notes.

                        Pioneer Solutions Funds | Semiannual Report | 1/31/15 99

                            This page for your notes.

100 Pioneer Solutions Funds| Semiannual Report | 1/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19016-09-0315

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 1, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 1, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 1, 2015

* Print the name and title of each signing officer under his or her signature.